UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	05-31-2018

ITEM 1. REPORTS TO STOCKHOLDERS.

Annual Report

May 31, 2018

High-Yield Municipal Fund
Investor Class (ABHYX)
I Class (AYMIX)
Y Class (AYMYX)
A Class (AYMAX)
C Class (AYMCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended May 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Tax Reform, Rising Rates Muted Municipal Bond Returns

The 12-month period began on an upbeat note for municipal bond (muni) investors. But challenges quickly emerged, as a modest increase in inflation and hawkish comments from the Federal Reserve (the Fed) drove Treasury yields—and subsequently, muni yields—higher. Additionally, tax reform gained momentum, leading to uncertainty regarding the future tax status of munis. The supply of munis surged as issuers rushed to market ahead of anticipated year-end tax law changes. However, that supply met with tepid demand from investors awaiting details of the final tax legislation. Ultimately, the tax-reform bill Congress passed in late 2017 left most segments of the muni market unchanged, and munis generally bounced back in December.

A sharp surge in volatility created new challenges beginning in early 2018. Robust wage growth and other favorable economic news coupled with rising inflation expectations helped push interest rates higher and led to speculation that the Fed would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that fueled fears of a global trade war, adding to the uncertain climate. Volatility eased somewhat by the end of the reporting period, as political instability in Italy sparked a flight to quality, pushing Treasury yields lower. Meanwhile, a slowdown in muni issuance combined with healthy demand aided muni returns. For the 12-month period overall, the gains outweighed the losses, and munis generally delivered modestly positive returns. Performance among high-yield munis was generally better, bolstered by investor demand for yield.

With U.S. economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	ABHYX	4.87%	4.20%	4.68%	—	3/31/98
S&P Municipal Bond 50% Investment Grade/50% High Yield Index	—	3.89%	4.50%	—	—	—
Bloomberg Barclays Municipal Bond Index	—	1.11%	2.92%	4.30%	—	—
I Class	AYMIX	5.08%	4.39%	—	5.96%	3/1/10
Y Class	AYMYX	5.00%	—	—	6.43%	4/10/17
A Class	AYMAX					1/31/03
No sales charge		4.61%	3.94%	4.42%	—
With sales charge		-0.10%	2.99%	3.95%	—
C Class	AYMCX	3.72%	3.15%	3.63%	—	7/24/02
Average annual returns since inception are presented when ten years of performance history is not available.

Effective December 31, 2017, the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Municipal Bond 50% Investment Grade/50% High Yield Index is more reflective of the fund's strategy. Because the S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is first available as of November 30, 2011, returns for the Bloomberg Barclays Municipal Bond Index are also shown to cover the 10 year period.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

3

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2018
Investor Class — $15,806

Bloomberg Barclays Municipal Bond Index — $15,236

Since S&P Municipal Bond 50% Investment Grade/50% High Yield Index total return data is only available from November 2011, it is not included in the line chart.

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.60%	0.40%	0.37%	0.85%	1.60%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

4

Portfolio Commentary

Portfolio Managers: Steven Permut, Joseph Gotelli, and Alan Kruss

Performance Summary

High-Yield Municipal returned 4.87%* for the 12 months ended May 31, 2018. By comparison, the S&P Municipal Bond 50% Investment Grade / 50% High Yield Index returned 3.89%. Fund returns reflect operating expenses, while index returns do not.

The absolute returns of the fund and the index reflect the resilience of high-yield municipal bonds (munis) during the 12-month period. In general, the broad muni market overcame the negative effects of tax-reform uncertainty, heightened bond market volatility, and rising U.S. Treasury yields to generate slightly positive returns for the period. Healthy muni market fundamentals, favorable muni supply/demand trends, and the relative after-tax yield advantages compared with Treasuries helped munis advance. Munis generally outperformed Treasuries and the broad U.S. investment-grade bond market, both of which declined slightly. In addition, the late-2017 tax-reform package alleviated earlier investor concerns about the tax status of munis, as the legislation only affected a small segment of the muni sector. High-yield munis significantly outperformed their investment-grade peers, as investors continued to favor riskier and higher-yielding securities. The portfolio’s larger relative exposure to high-yield munis compared with the index contributed to the fund’s relative outperformance.

Broad Fiscal Backdrop Healthy; Credit Fundamentals Stable

State and local finances across the U.S. remained relatively healthy. Broad economic growth and employment trends gradually improved as the reporting period unfolded, and state and local government revenues improved congruently. Most muni issuers have adjusted to the modest-growth environment and maintained balanced budgets.

In general, muni credit quality trends remained stable, despite specific and ongoing high-profile credit challenges for certain issuers, such as Illinois and Puerto Rico. Overall, muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits, but we do not believe these issues are indicative of a systemic marketwide problem.

Lower-Quality Bias, Sector Allocation Aided Results; Duration Was a Modest Detractor

Our bias toward lower-quality munis, which generally outperformed investment-grade munis, contributed to the portfolio's outperformance relative to the S&P index, which contains an equal mix of investment-grade and high-yield munis.

Security selection was an important driver of portfolio performance. In particular, our selections among special tax, charter school, local general obligation (GO), hospital, toll road, and airport bonds delivered solid results. Conversely, our selections among tobacco bonds were modest detractors.

Sector allocation also was a broad-based contributor. Overall, our preference for revenue bonds over GO bonds contributed to results. In addition, our overweight positions relative to the index among hospital and tobacco bonds and an underweight position in pre-refunded securities aided performance.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

5

For most of the period, the portfolio’s duration was more closely aligned with the former index, the Bloomberg Barclays Municipal Bond Index, which was slightly longer than the duration of the S&P index. This positioning slightly detracted from performance for the 12-month period.

Portfolio Positioning

Improving economic fundamentals, modest inflation gains, and Federal Reserve tightening have pushed Treasury yields higher. We expect continued modest upward pressure on yields, which likely will lead to an uptick in volatility throughout the fixed-income markets.

We believe muni issuance may continue to decline in the months ahead, largely due to the effects of tax reform. We also expect demand for munis to remain healthy, particularly in high-tax states, where the elimination and reduction of certain federal tax deductions may increase the attractiveness of munis. However, with market volatility on the upswing, investors may remain somewhat cautious. We expect to maintain our relatively neutral duration and yield curve positioning, as we see little incentive to increase risk at this juncture. We will continue to focus on security selection. We still favor revenue bonds over GO bonds, particularly project-specific issues. As always, fundamental credit research will drive our investment decisions.

6

Fund Characteristics

MAY 31, 2018
Portfolio at a Glance
Weighted Average Life to Maturity	16.3 years
Average Duration (Modified)	5.2 years

Top Five States and Territories	% of net assets
New York	12.6%
Illinois	9.7%
New Jersey	6.8%
California	6.1%
Arizona	5.9%

Top Five Sectors	% of fund investments
Special Tax	14%
Retirement Community	13%
Charter School	11%
Hospital	10%
Tobacco	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.5%
Other Assets and Liabilities	0.5%

7

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,021.00	$3.02	0.60%
I Class	$1,000	$1,022.10	$2.02	0.40%
Y Class	$1,000	$1,022.20	$1.87	0.37%
A Class	$1,000	$1,019.80	$4.28	0.85%
C Class	$1,000	$1,016.00	$8.04	1.60%
Hypothetical
Investor Class	$1,000	$1,021.94	$3.02	0.60%
I Class	$1,000	$1,022.94	$2.02	0.40%
Y Class	$1,000	$1,023.09	$1.87	0.37%
A Class	$1,000	$1,020.69	$4.28	0.85%
C Class	$1,000	$1,016.95	$8.05	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

9

Schedule of Investments

MAY 31, 2018

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.5%
Alabama — 1.2%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18, resets off the remarketing agent	$2,000,000	$1,998,440
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,843,316
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,364,600
		7,206,356
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,500,025
Arizona — 5.9%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,119,475
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,090,640
Arizona Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.25%, 7/1/22 (GA: CFE Management Group LLC)(1)	1,000,000	992,410
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	5,013,950
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,061,290
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	955,830
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,543,125
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,542,210
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 2.95%, 7/1/26	2,485,000	2,403,144
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,056,740
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,232,280
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	516,410
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,939,160
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	529,585
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,039,190
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,109,640
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	1,325,000	1,332,248
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	1,325,000	1,328,843

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	Principal Amount	Value
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	$1,000,000	$1,040,370
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	277,000	277,069
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	170,000	170,037
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 5.35%, 10/1/25(1)	1,000,000	1,019,720
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.00%, 10/1/37(1)	500,000	520,595
Tempe Industrial Development Authority Rev., (Mirabella at ASU, Inc.), 6.125%, 10/1/47(1)	1,000,000	1,046,510
		34,880,471
California — 6.1%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	2,445,000	2,571,358
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	1,103,120
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,027,060
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,546,680
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	540,660
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	536,385
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,069,240
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	2,007,075
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	586,675
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,622,825
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	450,385
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	500,000	561,405
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	470,000	472,350
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,029,300
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	2,000,060
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,885,000	1,894,425
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	853,900
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,142,480
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,316,385
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,210
Palm Springs Airport Rev., 6.50%, 7/1/27	160,000	160,086
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,612,860
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(4)(5)	2,931,000	1,069,815
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	884,450

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	Principal Amount	Value
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	$3,000,000	$3,288,900
Sunnyvale Special Tax, 7.75%, 8/1/32	1,500,000	1,503,825
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,175,660
		36,277,574
Colorado — 5.4%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,023,350
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,044,820
Brighton Crossing Metropolitan District No. 4 GO, 4.00%, 12/1/27	510,000	506,813
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/37	525,000	542,210
Brighton Crossing Metropolitan District No. 4 GO, 5.00%, 12/1/47	1,220,000	1,252,184
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,304,720
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,065,600
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,242,490
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,018,120
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,701,257
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	549,765
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,183,300
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	370,000	375,709
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	519,985
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,670,535
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	929,000	948,676
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,277,787
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,025,000	1,026,230
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	539,980
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,856,942
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,063,720
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,458,996
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37	500,000	538,755
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47	1,000,000	1,070,170
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	315,084
		32,097,198
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,597,320
District of Columbia — 1.2%
District of Columbia Rev., (Ingleside Presbyterian Retirement Community, Inc.), 5.00%, 7/1/52	1,000,000	1,038,390
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,155,040
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,702,200
		6,895,630

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	Principal Amount	Value
Florida — 5.0%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	$1,500,000	$1,598,820
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	254,283
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,032,250
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	765,855
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,046,790
Florida Development Finance Corp. Rev., (All Aboard Florida - Operations LLC), VRDN, 5.625%, 1/1/28, resets off the remarketing agent(1)	2,000,000	2,065,960
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,059,650
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	377,171
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	275,000
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,631,145
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,137,900
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	670,578
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	557,460
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,421,387
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,000,749
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,109,600
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,030,970
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,382,400
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,561,750
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	430,000	499,316
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,990,000	1,960,667
Village Community Development District No. 12 Special Assessment, 4.375%, 5/1/50(1)	2,735,000	2,809,118
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	755,000	809,330
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,972,780
		30,030,929
Georgia — 0.8%
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,605,660
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20, resets off the remarketing agent	1,500,000	1,496,715

13

	Principal Amount	Value
Rockdale County Development Authority Rev., (Pratt Paper LLC), 4.00%, 1/1/38 (GA: Pratt Industries, Inc.)(1)(6)	$1,500,000	$1,520,250
		4,622,625
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,033,590
Idaho — 1.1%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,181,912
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	276,258
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,073,190
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,261,570
		6,792,930
Illinois — 9.7%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,815,550
Chicago GO, 5.50%, 1/1/39	2,000,000	2,108,020
Chicago GO, 5.00%, 1/1/40	2,500,000	2,529,375
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,822,592
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,539,650
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,139,100
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,425,324
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,288,300
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,376,500
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,664,474
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,072,880
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,653,195
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,050,860
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,078,920
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	2,400,000	2,467,416
Illinois Finance Authority Rev., (University of Chicago Medical Center), VRDN, 0.93%, 6/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,200,000	1,200,000
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,066,180
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,055,070
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,129,440
State of Illinois GO, 5.00%, 12/1/25	3,000,000	3,214,620
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,070,800
State of Illinois GO, 5.00%, 11/1/27	1,500,000	1,609,290
State of Illinois GO, 5.00%, 11/1/28	1,500,000	1,603,245
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,145,801
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,054,160
University of Illinois Rev., VRDN, 1.08%, 6/6/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	900,000	900,000

14

	Principal Amount	Value
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	$2,000,000	$1,808,640
		57,889,402
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,004,930
Kansas — 0.7%
Kansas Development Finance Authority Rev., (University of Kansas Health System Obligated Group), VRDN, 0.90%, 6/1/18, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	1,350,000	1,350,000
Wichita Rev., 3.00%, 9/1/23	3,090,000	3,078,227
		4,428,227
Kentucky — 0.9%
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,445,752
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	3,948,910
		5,394,662
Louisiana — 0.5%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,588,635
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,536,450
		3,125,085
Maryland — 2.6%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,021,060
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,563,360
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/24	1,000,000	1,118,820
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/25	1,000,000	1,127,310
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/27	1,000,000	1,137,170
Maryland Stadium Authority Rev., 5.00%, 5/1/25	3,600,000	4,177,584
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,608,195
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,825,621
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,170,460
		15,749,580
Massachusetts — 0.4%
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	2,000,000	2,115,960
Michigan — 4.5%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	2,500,000	2,633,125
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,741,839
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,349,450
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,887,287
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,571,816
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	428,003

15

	Principal Amount	Value
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	$3,195,000	$3,426,701
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,550,895
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,505,291
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,619,490
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,015,510
		26,729,407
Minnesota — 0.5%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,962,993
Township of Baytown Rev., (Saint Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,193,505
		3,156,498
Missouri — 3.7%
Branson Industrial Development Authority Rev., 3.00%, 11/1/21	705,000	707,947
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,344,413
Health & Educational Facilities Authority of the State of Missouri Rev., (Saint Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,080,550
Health & Educational Facilities Authority of the State of Missouri Rev., (Saint Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	2,009,372
Industrial Development Authority of the City of St. Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,584,300
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,749,448
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,075,300
Lees Summit Tax Allocation, 4.875%, 11/1/37(1)	3,500,000	3,425,310
Missouri Health & Educational Facilities Authority Rev., (Kansas City Art Institute), VRDN, 0.95%, 6/1/18, resets daily off the remarketing agent (LOC: Commerce Bank)	4,390,000	4,390,000
Saint Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,856,106
Saint Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,035,800
		22,258,546
Nevada — 1.6%
Clark County Special Assessment, 5.00%, 8/1/30	1,460,000	1,537,015
Clark County Special Assessment, 5.00%, 8/1/32	375,000	392,419
Clark County Special Assessment, 5.00%, 8/1/35	695,000	723,363
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	2,030,000	2,141,833
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	885,000	889,770
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,026,380
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	354,487
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,030,100

16

	Principal Amount	Value
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	$1,400,000	$1,431,864
		9,527,231
New Jersey — 6.8%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,508,450
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,109,500
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,751,552
New Jersey Economic Development Authority Rev., (Port Newark Container Terminal LLC), 5.00%, 10/1/47	5,000,000	5,430,300
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,042,590
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,090,930
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	556,690
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,037,740
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/46	2,500,000	2,531,375
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,099,930
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,119,960
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,932,048
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	5,000,000	5,378,600
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	8,000,000	9,013,600
		40,603,265
New York — 12.6%
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,630,980
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,256,650
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	788,655
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,044,900
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/32(1)	625,000	675,856
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/37(1)	500,000	534,725
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/47(1)	1,000,000	1,060,160
Build NYC Resource Corp. Rev., (Metropolitan Lighthouse Charter School), 5.00%, 6/1/52(1)	1,000,000	1,052,510
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,565,835
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,999,960
New York City GO, 5.00%, 8/1/23	750,000	856,575
New York City GO, VRDN, 0.88%, 6/1/18, resets daily off the remarketing agent (LIQ FAC: Barclays Bank plc)	1,800,000	1,800,000
New York City GO, VRDN, 0.89%, 6/1/18, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	1,100,000	1,100,000

17

	Principal Amount	Value
New York City GO, VRDN, 0.92%, 6/1/18, resets daily off the remarketing agent (SBBPA: JPMorgan Chase Bank N.A.)	$1,450,000	$1,450,000
New York City GO, VRDN, 1.10%, 6/1/18, resets daily off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)	4,300,000	4,300,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,071,790
New York City Transitional Finance Authority Future Tax Secured Rev. VRDN, 0.90%, 6/1/18, resets daily off the remarketing agent (SBBPA: Royal Bank of Canada)	1,820,000	1,820,000
New York City Water & Sewer System Rev., VRDN, 0.91%, 6/1/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	3,000,000	3,000,000
New York City Water & Sewer System Rev., VRDN, 0.91%, 6/1/18, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	2,200,000	2,200,000
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,433,790
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,049,680
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,443,240
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,118,950
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	944,741
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,277,350
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/25	5,000,000	5,627,500
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/34	2,500,000	2,820,150
New York Transportation Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 1/1/36	2,500,000	2,817,975
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,935,240
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,087,830
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,105,600
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,533,518
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,194,520
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,841,419
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,690,967
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,115,520
		75,246,586
North Carolina — 0.6%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,058,780
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 1.30%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	170,000	170,000
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,615,110
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/23	610,000	657,684

18

	Principal Amount	Value
North Carolina Medical Care Commission Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/24	$280,000	$303,514
		3,805,088
Ohio — 5.0%
Allen County Rev., (Mercy Health), VRDN, 0.88%, 6/1/18, resets daily off the remarketing agent (LOC: Union Bank N.A.)	1,000,000	1,000,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	1,910,000	1,889,162
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	1,989,560
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	9,995,000	9,994,800
Buckeye Tobacco Settlement Financing Authority Rev., Capital Appreciation, 0.00%, 6/1/52(2)	25,000,000	1,038,250
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,540,530
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	2,000,000	2,266,360
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,369,687
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,391,462
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,089,300
Montgomery County Rev., (Premier Health Partners Obligated Group), VRDN, 0.88%, 6/1/18, resets daily off the remarketing agent (LOC: Barclays Bank plc)	800,000	800,000
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,625,625
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,027,800
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)	1,000,000	1,040,350
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	260,108
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	593,170
		29,916,164
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.50%, 8/15/57	1,110,000	1,264,201
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,147,220
		3,411,421
Oregon — 0.8%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.80%, 5/15/24	1,150,000	1,152,093
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.20%, 5/15/25	775,000	776,883
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,084,110
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,352,750
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	516,615
		4,882,451
Pennsylvania — 5.5%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,458,016

19

	Principal Amount	Value
Chester County Industrial Development Authority Rev., (Collegium Charter School), 5.00%, 10/15/27	$1,290,000	$1,351,481
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,063,380
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	1,000,000	1,136,780
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,564,710
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	3,018,660
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,526,925
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,722,850
Lancaster County Hospital Authority Rev., (Brethren Village), 5.125%, 7/1/37	1,000,000	1,095,240
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,345,225
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/21, Prerefunded at 100% of Par(7)	760,000	843,440
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	299,962
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,015,125
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,264,120
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,632,855
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,712,325
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	491,400
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,016,620
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(7)	1,500,000	1,558,440
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,819,700
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,031,000
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,058,946
		33,027,200
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,249,865
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,034,560
		3,284,425
South Carolina — 0.8%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	523,065
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,069,790
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,434,240
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/19, Prerefunded at 100% of Par(7)	1,475,000	1,543,366
		4,570,461
Tennessee — 1.3%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,815,957

20

	Principal Amount	Value
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	$625,000	$658,369
Clarksville Public Building Authority Rev., VRDN, 0.97%, 6/1/18, resets daily off the remarketing agent (LOC: Bank of America N.A.)	2,700,000	2,700,000
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,569,704
		7,744,030
Texas — 5.2%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	703,500
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,326,815
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,027,650
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,046,380
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,878,555
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 1.10%, 6/1/18, resets daily off the remarketing agent	1,340,000	1,340,000
Houston Airport System Rev., (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,106,500
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	534,235
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,555,065
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	1,000,000	1,027,370
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	1,993,860
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.125%, 8/15/47(1)	1,000,000	1,002,410
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,034,420
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	986,930
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,010,409
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,005,270
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	2,500,000	2,800,925
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,278,550
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,208,416
		30,867,260
Vermont — 0.3%
Vermont Educational & Health Buildings Financing Agency Rev., (Landmark College, Inc.), VRDN, 0.90%, 6/1/18, resets daily off the remarketing agent (LOC: TD Bank N.A.)	750,000	750,000
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,152,830
		1,902,830

21

	Principal Amount	Value
Virginia — 3.1%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	$1,000,000	$1,030,650
Danville Industrial Development Authority Rev., (Averett University Obligated Group), 5.00%, 10/1/47	2,500,000	2,496,000
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,754,708
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/37	765,000	818,060
Henrico County Economic Development Authority Rev., (LifeSpire of Virginia Obligated Group), 5.00%, 12/1/47	2,200,000	2,333,056
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,500,000	1,458,840
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	996,180
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,089,890
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,300,058
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,176,972
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	999,990
Virginia Small Business Financing Authority Rev., (Covanta Holding Corp.), VRDN, 5.00%, 6/7/18, resets off the remarketing agent(1)(6)	1,000,000	1,019,670
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 1/1/19, Prerefunded at 100% of Par(7)	1,200,000	1,238,520
		18,712,594
Washington — 1.0%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,093,410
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	1,035,000	1,041,593
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,335,212
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,332,500
		5,802,715
West Virginia — 0.4%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,089,953
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	523,935
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	820,000	810,832
		2,424,720
Wisconsin — 2.0%
Public Finance Authority Rev., 7.00%, 12/1/50(1)	2,500,000	2,896,750
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,692,889
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,016,710
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,272,550

22

	Principal Amount	Value
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	$2,000,000	$2,155,560
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,566,120
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,027,110
		11,627,689
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $575,993,952)		593,143,075
OTHER ASSETS AND LIABILITIES — 0.5%		2,804,641
TOTAL NET ASSETS — 100.0%		$595,947,716

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $110,456,228, which represented 18.5% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Security is in default.

(5)	Non-income producing.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

23

Statement of Assets and Liabilities

MAY 31, 2018
Assets
Investment securities, at value (cost of $575,993,952)	$593,143,075
Cash	363,758
Receivable for investments sold	747,000
Receivable for capital shares sold	702,869
Interest receivable	8,630,187
603,586,889

Liabilities
Payable for investments purchased	5,672,800
Payable for capital shares redeemed	1,482,424
Accrued management fees	257,090
Distribution and service fees payable	19,391
Dividends payable	207,468
7,639,173

Net Assets	$595,947,716

Net Assets Consist of:
Capital paid in	$589,553,260
Undistributed net investment income	86,856
Accumulated net realized loss	(10,841,523)
Net unrealized appreciation	17,149,123
$595,947,716

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$336,796,815	34,870,352	$9.66
I Class	$195,453,030	20,237,149	$9.66
Y Class	$16,750,241	1,735,172	$9.65
A Class	$32,130,464	3,327,286	$9.66*
C Class	$14,817,166	1,534,952	$9.65
*Maximum offering price $10.12 (net asset value divided by 0.955).

See Notes to Financial Statements.

24

Statement of Operations

YEAR ENDED MAY 31, 2018
Investment Income (Loss)
Income:
Interest	$24,059,060

Expenses:
Management fees	2,903,337
Distribution and service fees:
A Class	82,536
C Class	169,428
Trustees' fees and expenses	33,076
Other expenses	1,015
3,189,392

Net investment income (loss)	20,869,668

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	3,270,894
Change in net unrealized appreciation (depreciation) on investments	1,734,635

Net realized and unrealized gain (loss)	5,005,529

Net Increase (Decrease) in Net Assets Resulting from Operations	$25,875,197

See Notes to Financial Statements.

25

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2018 AND MAY 31, 2017
Increase (Decrease) in Net Assets	May 31, 2018	May 31, 2017
Operations
Net investment income (loss)	$20,869,668	$18,174,856
Net realized gain (loss)	3,270,894	6,363,615
Change in net unrealized appreciation (depreciation)	1,734,635	(18,031,111)
Net increase (decrease) in net assets resulting from operations	25,875,197	6,507,360

Distributions to Shareholders
From net investment income:
Investor Class	(11,950,968)	(12,798,204)
I Class	(6,571,254)	(2,723,163)
Y Class	(575,607)	(27)
A Class	(1,144,246)	(2,031,424)
C Class	(459,397)	(560,604)
Decrease in net assets from distributions	(20,701,472)	(18,113,422)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	72,507,923	21,416,644

Net increase (decrease) in net assets	77,681,648	9,810,582

Net Assets
Beginning of period	518,266,068	508,455,486
End of period	$595,947,716	$518,266,068

Undistributed (distributions in excess of) net investment income	$86,856	$(81,340)

See Notes to Financial Statements.

26

Notes to Financial Statements

MAY 31, 2018

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

27

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

28

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $39,500,000 and $50,675,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $347,907,534 and $271,242,365, respectively.

29

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2018		Year ended May 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	12,011,342	$115,637,569	20,125,061	$192,437,010
Issued in reinvestment of distributions	1,076,059	10,346,574	1,126,992	10,747,151
Redeemed	(14,575,136)	(140,013,646)	(21,673,963)	(204,945,436)
	(1,487,735)	(14,029,503)	(421,910)	(1,761,275)
I Class
Sold	12,101,309	116,555,933	10,194,310	98,786,369
Issued in reinvestment of distributions	621,565	5,977,544	287,062	2,719,061
Redeemed	(4,859,076)	(46,833,258)	(1,568,687)	(14,805,416)
	7,863,798	75,700,219	8,912,685	86,700,014
Y Class
Sold	2,025,482	19,364,851	532	5,000
Issued in reinvestment of distributions	59,817	575,529	3	27
Redeemed	(350,662)	(3,382,195)	—	—
	1,734,637	16,558,185	535	5,027
A Class
Sold	526,249	5,069,087	1,427,759	13,719,267
Issued in reinvestment of distributions	101,127	972,249	197,095	1,888,572
Redeemed	(780,859)	(7,511,147)	(7,527,097)	(72,724,610)
	(153,483)	(1,469,811)	(5,902,243)	(57,116,771)
C Class
Sold	60,437	580,717	192,501	1,838,802
Issued in reinvestment of distributions	38,392	368,989	43,639	416,217
Redeemed	(540,847)	(5,200,873)	(909,567)	(8,665,370)
	(442,018)	(4,251,167)	(673,427)	(6,410,351)
Net increase (decrease)	7,515,199	$72,507,923	1,915,640	$21,416,644

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

30

7. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2018 and May 31, 2017 were as follows:

	2018	2017
Distributions Paid From
Exempt income	$20,701,472	$18,113,422
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to expired capital loss carryovers, were made to capital paid in $(10,663,576) and accumulated net realized loss $10,663,576.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$576,504,707
Gross tax appreciation of investments	$21,094,845
Gross tax depreciation of investments	(4,456,477)
Net tax appreciation (depreciation)	$16,638,368
Undistributed exempt income	$597,611
Accumulated short-term capital losses	$(10,841,523)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to income from defaulted securities.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers expire in 2019.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

31

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018	$9.56	0.36	0.10	0.46	(0.36)	$9.66	4.87%	0.60%	3.74%	49%	$336,797
2017	$9.73	0.33	(0.17)	0.16	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
I Class
2018	$9.56	0.38	0.10	0.48	(0.38)	$9.66	5.08%	0.40%	3.94%	49%	$195,453
2017	$9.73	0.36	(0.18)	0.18	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321
Y Class
2018	$9.56	0.38	0.09	0.47	(0.38)	$9.65	5.00%	0.37%	3.97%	49%	$16,750
2017(3)	$9.40	0.05	0.16	0.21	(0.05)	$9.56	2.25%	0.37%(4)	3.88%(4)	80%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018	$9.56	0.34	0.09	0.43	(0.33)	$9.66	4.61%	0.85%	3.49%	49%	$32,130
2017	$9.73	0.31	(0.17)	0.14	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
C Class
2018	$9.56	0.26	0.09	0.35	(0.26)	$9.65	3.72%	1.60%	2.74%	49%	$14,817
2017	$9.72	0.24	(0.16)	0.08	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through May 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of High-Yield Municipal Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of High-Yield Municipal Fund (one of three funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 20, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

34

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	47	None

35

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	115	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

36

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

37

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

38

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $20,689,528 as exempt interest dividends for the fiscal year ended May 31, 2018.

39

Notes

40

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92644 1807

Annual Report

May 31, 2018

Intermediate-Term Tax-Free Bond Fund
Investor Class (TWTIX)
I Class (AXBIX)
Y Class (ATBYX)
A Class (TWWOX)
C Class (TWTCX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended May 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Tax Reform, Rising Rates Muted Municipal Bond Returns

The 12-month period began on an upbeat note for municipal bond (muni) investors. But challenges quickly emerged, as a modest increase in inflation and hawkish comments from the Federal Reserve (the Fed) drove Treasury yields—and subsequently, muni yields—higher. Additionally, tax reform gained momentum, leading to uncertainty regarding the future tax status of munis. The supply of munis surged as issuers rushed to market ahead of anticipated year-end tax law changes. However, that supply met with tepid demand from investors awaiting details of the final tax legislation. Ultimately, the tax-reform bill Congress passed in late 2017 left most segments of the muni market unchanged, and munis generally bounced back in December.

A sharp surge in volatility created new challenges beginning in early 2018. Robust wage growth and other favorable economic news coupled with rising inflation expectations helped push interest rates higher and led to speculation that the Fed would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that fueled fears of a global trade war, adding to the uncertain climate. Volatility eased somewhat by the end of the reporting period, as political instability in Italy sparked a flight to quality, pushing Treasury yields lower. Meanwhile, a slowdown in muni issuance combined with healthy demand aided muni returns. For the 12-month period overall, the gains outweighed the losses, and munis generally delivered modestly positive returns. Performance among high-yield munis was generally better, bolstered by investor demand for yield.

With U.S. economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Performance

Total Returns as of May 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class	TWTIX	0.95%	1.91%	3.44%	—	3/2/87
S&P Intermediate Term National AMT-Free Municipal Bond Index	—	0.57%	2.23%	3.67%	—	—
Bloomberg Barclays 7 Year Municipal Bond Index	—	-0.39%	2.32%	4.06%	—	—
I Class	AXBIX	1.07%	2.12%	3.64%	—	4/15/03
Y Class	ATBYX	1.19%	—	—	2.50%	4/10/17
A Class	TWWOX					3/1/10
No sales charge		0.61%	1.66%	—	2.76%
With sales charge		-3.94%	0.72%	—	2.18%
C Class	TWTCX	-0.14%	0.90%	—	1.98%	3/1/10
Average annual returns since inception are presented when ten years of performance history is not available. Fund returns would have been lower if a portion of the fees had not been waived.

Effective December 31, 2017, the fund's investment advisor selected a different benchmark for comparison purposes. The advisor believes the S&P Intermediate Term National AMT-Free Municipal Bond Index is more reflective of the fund's strategy.

Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable.
A Class shares have a 4.50% maximum initial sales charge and may be subject to a maximum CDSC of 1.00%. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Growth of $10,000 Over 10 Years
$10,000 investment made May 31, 2008
Performance for other share classes will vary due to differences in fee structure.

Value on May 31, 2018
Investor Class — $14,024

S&P Intermediate Term National AMT-Free Municipal Bond Index — $14,333

Bloomberg Barclays 7 Year Municipal Bond Index — $14,888

Total Annual Fund Operating Expenses
Investor Class	I Class	Y Class	A Class	C Class
0.47%	0.27%	0.24%	0.72%	1.47%

The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

Portfolio Commentary

Portfolio Managers: Alan Kruss, Joseph Gotelli, and Steven Permut

Performance Summary

Intermediate-Term Tax-Free Bond returned 0.95%* for the 12 months ended May 31, 2018. By comparison, the S&P Intermediate Term National AMT-Free Municipal Bond Index returned 0.57%. Fund returns reflect operating expenses, while index returns do not.

The absolute return of the fund and the index reflect the resilience of municipal bonds (munis) during the 12-month period. In general, the broad muni market overcame the negative effects of tax-reform uncertainty, heightened bond market volatility, and rising U.S. Treasury yields to generate slightly positive returns for the period. Healthy muni market fundamentals, favorable muni supply/demand trends, and the relative after-tax yield advantages compared with Treasuries helped munis advance. Munis generally outperformed Treasuries and the broad U.S. investment-grade bond market, both of which declined slightly. In addition, the late-2017 tax-reform package alleviated earlier investor concerns about the tax status of munis, as the legislation only affected a small segment of the muni sector. Within the portfolio, security selection primarily accounted for the outperformance compared with the index.

Broad Fiscal Backdrop Healthy; Credit Fundamentals Stable

State and local finances across the U.S. remained relatively healthy. Broad economic growth and employment trends gradually improved as the reporting period unfolded, and state and local government revenues improved congruently. Most muni issuers have adjusted to the modest-growth environment and maintained balanced budgets.

In general, muni credit quality trends remained stable, despite specific and ongoing high-profile credit challenges for certain issuers, such as Illinois and Puerto Rico. Overall, muni defaults were rare, and muni credit-rating upgrades slightly outpaced downgrades. Mounting legacy costs related to pensions and retiree health care obligations may continue to pressure select isolated credits, but we do not believe these issues are indicative of a systemic marketwide problem.

Security Selection, Sector Allocation Lifted Results; Duration Was a Modest Detractor

Security selection was the key driver of portfolio performance. In particular, our selections among credit-sensitive sectors, including hospitals (which are not represented in the index), lease revenue bonds, charter schools, and toll roads, delivered solid results.

Sector allocation also was a broad-based contributor. Overall, our preference for revenue bonds over general obligation (GO) bonds contributed to performance. Additionally, overweight positions relative to the index in the hospital, education, transportation, and tobacco sectors and an underweight position in pre-refunded securities also aided performance.

The portfolio's duration positioning was a slight detractor versus the S&P index for the 12-month period. In early 2018, we gradually reduced the portfolio's duration to more closely align with that of the S&P index.

* All fund returns referenced in this commentary are for Investor Class shares. Performance for other share classes will vary due to differences in fee structure; when Investor Class performance exceeds that of the index, other share classes may not. See page 3 for returns for all share classes.

Portfolio Positioning

Improving economic fundamentals, modest inflation gains, and Federal Reserve tightening have pushed Treasury yields higher. We expect continued modest upward pressure on yields, which likely will lead to an uptick in volatility throughout the fixed-income markets.

We believe muni issuance may continue to decline in the months ahead, largely due to the effects of tax reform. We also expect demand for munis to remain healthy, particularly in high-tax states, where the elimination and reduction of certain federal tax deductions likely will increase the attractiveness of munis. However, with market volatility on the upswing, investors may remain somewhat cautious. We expect to maintain our relatively neutral duration and yield curve positioning, as we see little incentive to increase risk at this juncture. We will continue to focus on security selection. We still favor revenue bonds over GO bonds, particularly project-specific issues. As always, fundamental credit research will drive our investment decisions.

Fund Characteristics

MAY 31, 2018
Portfolio at a Glance
Weighted Average Life to Maturity	9.1 years
Average Duration (Modified)	4.6 years

Top Five States and Territories	% of net assets
California	10.3%
Illinois	10.1%
New York	9.7%
Texas	9.1%
Pennsylvania	7.7%

Top Five Sectors	% of fund investments
Hospital	14%
General Obligation (GO) - Local	11%
Special Tax	10%
General Obligation (GO) - State	9%
University Private	8%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.0%
Other Assets and Liabilities	1.0%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.50	$2.35	0.47%
I Class	$1,000	$1,004.60	$1.35	0.27%
Y Class	$1,000	$1,005.60	$1.20	0.24%
A Class	$1,000	$1,002.30	$3.59	0.72%
C Class	$1,000	$998.60	$7.32	1.47%
Hypothetical
Investor Class	$1,000	$1,022.59	$2.37	0.47%
I Class	$1,000	$1,023.59	$1.36	0.27%
Y Class	$1,000	$1,023.74	$1.21	0.24%
A Class	$1,000	$1,021.34	$3.63	0.72%
C Class	$1,000	$1,017.60	$7.39	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

MAY 31, 2018

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.0%
Alabama — 1.1%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	$4,510,000	$4,669,339
Black Belt Energy Gas District Rev., VRDN, 4.00%, 12/1/23, resets off the remarketing agent	10,000,000	10,723,900
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,122,980
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,117,360
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,216,700
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,791,294
Southeast Alabama Gas District Rev., VRDN, 4.00%, 4/1/24, resets off the remarketing agent	10,000,000	10,723,800
		37,365,373
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,065,164
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,784,626
		6,849,790
Arizona — 2.5%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 2.36%, 7/2/18, resets quarterly off the 3-month LIBOR plus 0.81%	7,500,000	7,120,875
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	506,050
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	185,000	180,277
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	537,055
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	399,388
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	624,852
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	883,959
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,033,840
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	110,838
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	559,270
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	227,264
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	342,741
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	246,504
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	797,412
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	792,295

	Principal Amount	Value
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	$300,000	$338,466
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,115,610
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,387,825
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,002,594
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,274,028
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,376,271
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,678,273
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(1)	920,000	931,960
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(1)	4,905,000	4,885,576
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(1)	4,500,000	4,504,815
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(1)	2,925,000	2,941,000
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(1)	2,240,000	2,246,496
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,009,296
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	894,720
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	724,016
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,805,148
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,661,790
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	819,252
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	710,502
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,180,160
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	3,050,000	3,247,853
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,091,840
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,397,075
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,005,940
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,068,003
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	646,774
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,161,798
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	704,779
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	4,400,000	4,485,976

	Principal Amount	Value
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	$10,000,000	$12,107,400
		87,767,856
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,095,280
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,502,310
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,286,797
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,116,400
		5,000,787
California — 10.3%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	740,628
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,082,110
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,147,910
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	7,910,892
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,735,080
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,303,840
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	1,982,956
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	1,999,217
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,280,080
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,275,360
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,043,594
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(3)	2,585,000	2,574,738
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,605,180
Bay Area Toll Authority Rev., VRDN, 1.90%, 6/7/18, resets weekly off the MUNIPSA plus 0.70%	2,000,000	2,008,340
Bay Area Toll Authority Rev., VRDN, 2.30%, 6/7/18, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,861,150
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,027,060
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,626,350
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,726,100
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,215,700
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,373,341
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,022,548
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	865,904
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,811,740
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	664,218

	Principal Amount	Value
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	$1,000,000	$1,117,020
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,125,580
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,130,960
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,634,640
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,159,160
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,305,085
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	12,831,470
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,565,200
California Statewide Communities Development Authority Rev., 5.25%, 7/2/18, Prerefunded at 101% of Par (AGM)(2)	75,000	75,193
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,721,280
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,735,965
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,153,450
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,354,408
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,450,993
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,816,768
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,855,965
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	4,000,000	4,491,240
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,753,025
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,826,475
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,861,800
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,959,335
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	10,000,000	10,000,300
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,487,149
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,778,971
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,560,487
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,698,261
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,419,450
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,199,136
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,159,740
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,270,397
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,263,320
Los Angeles County COP, 5.00%, 9/1/20	900,000	966,888
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,379,112
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	501,430
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	259,458
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,069,740

	Principal Amount	Value
Los Angeles Department of Water Rev., 5.00%, 7/1/20	$5,000,000	$5,184,750
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	542,315
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,484,504
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,306,463
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,507,025
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,014,050
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,209,714
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,268,860
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,218,582
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,533,902
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,180,130
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,150,870
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	917,328
Palomar Health COP, 6.00%, 11/1/20, Prerefunded at 100% of Par(2)	5,985,000	6,603,131
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,449,869
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,722,200
Palomar Health Rev., 5.00%, 11/1/23	2,500,000	2,759,650
Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,355,136
Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,263,500
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	3,928,225
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,711,132
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,366,846
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,073,790
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,112,934
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	305,511
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	315,312
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	366,571
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,332,177
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	726,628
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,233,327
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(2)	2,865,000	3,337,840
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,549,770
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,142,320
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,288,461
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,733,980
State of California GO, 6.00%, 4/1/19, Prerefunded at 100% of Par(2)	1,770,000	1,836,817
State of California GO, 5.00%, 9/1/24	10,000,000	11,226,900
State of California GO, 5.00%, 3/1/26	5,000,000	5,903,450

	Principal Amount	Value
State of California GO, 5.00%, 12/1/26	$3,955,000	$4,573,641
State of California GO, 5.00%, 2/1/27	10,000,000	11,337,300
State of California GO, 5.00%, 11/1/27	5,000,000	5,759,650
State of California GO, 5.00%, 2/1/28	10,000,000	11,313,500
State of California GO, 4.00%, 9/1/32	5,000,000	5,419,550
State of California GO, 6.00%, 4/1/38	3,230,000	3,344,568
State of California GO, 5.50%, 11/1/39	10,000,000	10,533,600
State of California GO, VRDN, 2.04%, 6/1/18, resets monthly off 70% of the 1-month LIBOR plus 0.70%	8,500,000	8,581,515
State of California GO, VRDN, 2.10%, 6/1/18, resets monthly off 70% of the 1-month LIBOR plus 0.76%	4,000,000	4,055,880
State of California GO, VRN, 2.06%, 6/7/18, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,606,144
State of California GO, VRN, 2.21%, 6/7/18, resets weekly off the MUNIPSA plus 1.15%	2,120,000	2,145,249
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	2,795,000
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	205,000	205,000
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,160,900
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	503,260
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,800,000	2,867,816
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20, resets off the remarketing agent (AGM)	5,305,000	5,317,679
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	3,350,000	3,282,363
		356,789,472
Colorado — 3.2%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,188,030
Adams County COP, 4.00%, 12/1/26	2,250,000	2,453,557
Adams County COP, 4.00%, 12/1/27	1,310,000	1,423,878
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,317,087
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,681,950
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,236,650
City & County of Denver Airport System Rev., VRDN, 2.20%, 6/1/18, resets monthly off 70% of the 1-month LIBOR plus 0.86%	3,855,000	3,869,726
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,957,541
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,233,959
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,238,706
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,146,321
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,319,581
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,455,370

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23, resets off the remarketing agent	$2,000,000	$2,280,460
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,519,275
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,361,350
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	256,523
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	724,597
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	347,084
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	433,128
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	874,192
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	567,175
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	387,811
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	433,415
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,217,063
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	446,720
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	282,125
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,421,749
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	665,454
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	790,002
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	807,554
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	560,954
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,101,490
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,098,240
Colorado High Performance Transportation Enterprise Rev., 5.00%, 12/31/47	1,800,000	1,958,418
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,640,722
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,280,200
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,705,350
E-470 Public Highway Authority Rev., VRDN, 2.23%, 6/7/18, resets weekly off 67% of the 1-month LIBOR plus 0.90%	2,500,000	2,504,750
E-470 Public Highway Authority Rev., VRDN, 2.38%, 6/7/18, resets weekly off 67% of the 1-month LIBOR plus 1.05%	1,000,000	1,009,460
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,119,650
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	227,668
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,322,679

	Principal Amount	Value
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/37	$1,000,000	$1,124,020
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/41	3,000,000	3,355,050
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/46	2,250,000	2,508,367
Regional Transportation District COP, 5.50%, 6/1/21	170,000	181,560
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,977,274
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,738,312
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,093,527
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,080,019
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,488,578
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,487,682
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,484,378
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,589,130
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,297,738
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,448,524
		111,721,773
Connecticut — 1.6%
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,333,930
Bridgeport GO, 5.00%, 8/15/27	5,000,000	5,593,550
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,017,510
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,028,700
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,037,200
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,884,969
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,057,444
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	696,252
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	578,060
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,267,959
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	400,456
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	456,312
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,584,590
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,129,130
Connecticut State Health & Educational Facility Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,321,405
Connecticut State Health & Educational Facility Authority Rev., VRDN, 1.30%, 2/3/20, resets off the remarketing agent	5,000,000	4,955,900

	Principal Amount	Value
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(1)	$3,860,000	$4,136,839
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(1)	5,000,000	5,360,600
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,079,900
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,246,280
		56,166,986
District of Columbia — 0.6%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,188,190
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,240,500
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,125,530
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,143,450
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,027,638
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,213,212
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,173,700
		19,112,220
Florida — 4.9%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,050,327
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,107,040
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,106,170
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,440,000
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,409,975
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,880,640
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19, resets off the remarketing agent	1,500,000	1,500,105
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,137,030
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	849,983
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,411,063
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,202,510
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,456,191
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,642,547
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,089,360
Fort Myers Rev., 4.00%, 12/1/29	170,000	180,627
Fort Myers Rev., 4.00%, 12/1/30	150,000	158,757
Fort Myers Rev., 4.00%, 12/1/31	650,000	686,615
Gainesville Utilities System Rev., 5.00%, 10/1/21	2,000,000	2,196,100
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,121,910
Gainesville Utilities System Rev., 5.00%, 10/1/23	1,000,000	1,144,810
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,323,780
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,000,000

	Principal Amount	Value
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	$1,000,000	$1,000,000
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,954,890
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,460,655
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,579,940
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,915,925
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	997,036
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,613,878
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	873,795
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,385,282
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,796,700
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,180,870
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,285,000
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,709,205
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	906,752
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,820,974
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,075,458
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,128,050
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,692,075
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,407,835
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,229,830
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	445,952
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	569,430
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	577,120
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,055,800
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	234,658
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	8,963,040
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,282,470
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	5,805,400
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,896,050
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	970,657
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,564,950
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,213,426
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,964,882
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,298,080
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(2)	1,880,000	1,998,008
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(2)	5,850,000	6,259,149
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,467,072

	Principal Amount	Value
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	$1,000,000	$1,076,470
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,145,420
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,381,553
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,499,770
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,830,264
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,350,652
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	453,581
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	576,720
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	877,928
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,089,840
Tampa Rev., 6.00%, 10/1/18 (Ambac)	50,000	50,722
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(1)	660,000	665,089
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(1)	2,255,000	2,298,612
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(1)	2,000,000	2,049,340
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,172,880
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,399,956
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,197,946
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,250,490
		171,043,067
Georgia — 1.7%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,227,732
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	654,119
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,046,590
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	994,260
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	209,318
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	801,892
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	334,287
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,253,980
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	338,799
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,027,107
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	257,000
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	345,204
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	343,881
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,292,467
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,158,760
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,130,840

	Principal Amount	Value
Main Street Natural Gas, Inc. Rev., VRDN, 2.12%, 6/1/18, resets monthly off 67% of the 1-month LIBOR plus 0.83%	$10,000,000	$9,985,700
Main Street Natural Gas, Inc. Rev., VRDN, 1.77%, 6/7/18, resets weekly off the MUNIPSA plus 0.57%	10,000,000	10,004,900
Main Street Natural Gas, Inc. Rev., VRDN, 4.00%, 9/1/23, resets off the remarketing agent (LIQ FAC: Royal Bank of Canada)	12,500,000	13,434,500
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,535,700
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	1,000,000	1,039,470
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,626,615
		58,043,121
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	2,175,000	2,230,919
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,554,075
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,062,530
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,189,080
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,093,680
		8,130,284
Hawaii — 0.5%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,012,234
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(2)	2,500,000	2,687,525
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,080,080
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,636,182
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	10,989,100
		18,405,121
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (Saint Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	526,050
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,231,660
		3,757,710
Illinois — 10.1%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,318,515
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,889,638
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,046,310
Chicago GO, 5.00%, 1/1/25	10,000,000	10,722,100
Chicago GO, 6.00%, 1/1/38	5,000,000	5,642,300
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	814,704
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	854,312
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	654,420
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,075,180
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,690,875
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,586,800
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,401,704
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	347,277

	Principal Amount	Value
Chicago Transit Authority Rev., 5.00%, 6/1/22	$3,000,000	$3,297,600
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,640,239
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,125,860
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,265,420
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,635,990
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,204,456
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	3,815,899
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	3,960,910
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,090,150
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,080,080
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	817,756
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	816,374
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,462,472
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,624,503
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,187,212
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,257,200
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,670,400
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,280,900
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,553,547
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,789,769
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,757,162
Cook County GO, 5.00%, 11/15/21	600,000	654,636
Cook County GO, 5.00%, 11/15/25	3,600,000	4,142,052
Cook County GO, 5.00%, 11/15/27	2,800,000	3,206,084
Cook County GO, 5.00%, 11/15/28	4,150,000	4,728,676
Cook County GO, 5.00%, 11/15/29	3,100,000	3,515,028
Cook County GO, 5.00%, 11/15/30	2,500,000	2,822,850
Cook County GO, 5.00%, 11/15/31	2,350,000	2,646,076
Cook County GO, 5.00%, 11/15/34	2,000,000	2,251,980
Cook County GO, 5.00%, 11/15/35	1,800,000	2,023,956
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,127,540
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,034,702
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,335,406
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,219,260
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,392,490
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,570,040
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,662,975
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,186,783
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,226,520
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,097,942

	Principal Amount	Value
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	$3,000,000	$3,280,290
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,296,456
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,205,940
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/19, Prerefunded at 100% of Par(2)	3,340,000	3,488,864
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,100,510
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,181,440
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,182,032
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	545,355
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	339,932
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	250,000	268,970
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	250,000	267,748
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	250,000	267,138
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,577,535
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	787,358
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,313,533
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,390,301
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,462,405
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,763,134
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,172,760
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,515,651
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,249,420
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,077,670
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,141,300
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	7,600,000	7,813,484
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,701,060
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	273,378
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	787,157
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	365,612
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	773,338

	Principal Amount	Value
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	$750,000	$823,283
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,160,634
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,626,150
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,092,934
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	889,581
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,092,020
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,493,450
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,840,361
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,182,710
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,177,200
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,395,180
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	2,895,350
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	16,934,320
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,758,925
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,863,200
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,504,050
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,444,210
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	355,000	381,082
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,048,610
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,072,410
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,912,487
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,388,026
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,261,240
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,275,350
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,283,200
State of Illinois GO, 5.00%, 11/1/27	8,500,000	9,119,310
State of Illinois GO, 5.00%, 11/1/28	8,500,000	9,085,055
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,270,800
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,089,130
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,270,912
State of Illinois GO, 5.00%, 12/1/42	5,000,000	5,226,750
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,079,270
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,153,845
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	902,792
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,703,175
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,144,910
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,136,900
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	871,373
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	640,974
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	843,810
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,114,160
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	999,998

	Principal Amount	Value
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	$6,280,000	$7,207,744
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,140,412
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,856,762
		350,466,846
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,952,205
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,514,666
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,523,587
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,297,677
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,352,640
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,317,399
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,878,925
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,916,536
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,335,546
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,923,127
Indiana Finance Authority Rev., (DePauw University), VRDN, 1.02%, 6/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	2,000,000	2,000,000
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,117,519
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,122,720
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,152,683
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,172,042
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,054,140
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,410,734
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,107,630
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,266,185
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,368,850
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,596,484
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,357,037
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,359,684
		46,098,016
Iowa — 0.1%
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,580,525
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	872,840

	Principal Amount	Value
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	$895,000	$1,017,445
		1,890,285
Kentucky — 1.8%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	408,368
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	550,627
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	2,015,680
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,250,000	2,422,327
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,969,048
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	916,262
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	846,998
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,515,788
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,410,184
Kentucky Economic Development Finance Authority Rev., (Baptist Health Louisville), 5.375%, 8/15/24	1,500,000	1,509,525
Kentucky Economic Development Finance Authority Rev., (Baptist Health Louisville), 5.625%, 8/15/27	625,000	629,444
Kentucky Economic Development Finance Authority Rev., (Louisville Arena Authority, Inc.), 4.00%, 12/1/41 (AGM)	250,000	257,370
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	793,718
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,074,320
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,762,900
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,196,000
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,493,140
Kentucky Public Energy Authority Rev., VRDN, 4.00%, 4/1/24, resets off the remarketing agent	17,000,000	18,202,240
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,033,900
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,594,155
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19, resets off the remarketing agent	5,000,000	4,978,800
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,692,795
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,700,130
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,254,011
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,281,580
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,548,726
		62,058,036
Louisiana — 1.4%
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,275,360
Louisiana Local Government Environmental Facilities & Community Development Auth Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,462,277

	Principal Amount	Value
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	$10,000,000	$10,089,800
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,541,800
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,448,471
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	965,340
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,646,410
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	903,660
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,264,516
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	841,370
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,126,066
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,123,076
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,485,000	1,432,268
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,565,860
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	500,000
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	360,608
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	432,256
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	280,907
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	229,100
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,822,962
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,047,040
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,338,500
		48,697,647
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,864,700
Maryland — 1.8%
Baltimore Rev., 4.25%, 6/1/26	2,050,000	2,117,342
Baltimore Rev., 4.00%, 9/1/27	400,000	415,412
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,551,390
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,721,232
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,086,780
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	552,325
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,699,193
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	963,126
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,289,300
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,274,707
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,153,630
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	326,625
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	360,122
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	409,868
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,398,030

	Principal Amount	Value
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	$1,000,000	$1,135,850
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	569,565
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,256,500
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	229,026
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	199,392
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	137,708
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	148,521
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	198,604
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	281,628
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	335,961
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	361,813
Maryland Health & Higher Educational Facilities Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	775,000	777,217
Maryland Health & Higher Educational Facilities Authority Rev., 5.25%, 7/1/38	870,000	872,305
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	500,000	520,600
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	532,265
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,038,502
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	516,943
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	759,065
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,263,650
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,104,510
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,722,466
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,642,563
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	2,984,877
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,324,361
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,981,609
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,107,933

	Principal Amount	Value
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	$2,045,000	$2,233,140
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,354,078
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	3,859,160
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,029,720
		62,798,614
Massachusetts — 2.5%
Massachusetts GO, VRDN, 1.70%, 8/1/22, resets off the remarketing agent	5,500,000	5,404,135
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	2,485,000	2,492,107
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,249,105
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	620,878
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	443,336
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	595,597
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	628,029
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,233,530
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/29	3,765,000	4,306,671
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	1,505,000	1,710,899
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	532,983
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	2,000,000	2,268,360
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/32	2,000,000	2,259,600
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(1)	1,000,000	1,078,760
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(1)	1,000,000	1,069,910
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,377,593
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	530,495
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	600,094
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,503,630
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,453,520
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,261,814
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,336,296
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	287,495

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	$1,000,000	$1,161,130
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,260,105
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,034,130
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,088,660
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,106,889
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,307,545
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	258,748
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,859,621
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,852,480
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,955,952
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,210,589
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,913,020
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,090,040
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,048,500
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	6,000,000	6,287,160
		85,679,406
Michigan — 4.6%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	938,234
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,595,979
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,713,175
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,808,518
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	1,987,224
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,114,893
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,959,033
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,611,847
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,732,289
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,114,055
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,447,000
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	20,700,295
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,056,800
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,417,100
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,085,520

	Principal Amount	Value
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	$500,000	$554,325
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,131,570
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,144,780
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,158,380
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,691,448
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,854,272
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,406,356
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,888,977
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19, resets off the remarketing agent	3,000,000	2,968,560
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,067,150
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,211,240
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,654,050
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	5,063,781
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	2,065,000	2,219,607
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,806,782
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,471,240
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,143,690
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,589,462
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,416,200
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,768,434
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,186,680
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,042,337
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	886,020
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19, resets off the remarketing agent	6,430,000	6,394,892
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	2,500,000	2,399,825
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	1,375,000	1,319,904
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,159,445
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,146,633
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	363,937
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,426,007
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,498,404
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,673,422

	Principal Amount	Value
State of Michigan Rev., 5.00%, 3/15/25	$11,000,000	$12,742,180
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,752,106
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,194,666
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,128,490
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	731,881
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,320,794
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,289,070
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	548,663
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,196,485
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,264,780
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,794,625
		159,953,512
Minnesota — 0.8%
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	558,860
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,361,688
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	917,952
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	1,000,000	1,117,980
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,206,900
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	4,918,950
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,013,930
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21, resets off the remarketing agent	6,000,000	6,493,020
Saint Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,327,100
Saint Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,153,540
State of Minnesota GO, 5.00%, 8/1/19	4,940,000	5,130,141
		27,200,061
Mississippi — 0.8%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	677,934
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,071,080
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,088,570
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,653,585
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,206,440
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,101,000
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	381,828
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	645,712
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	578,683
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	615,438
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,295,616
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,157,247
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,756,800

	Principal Amount	Value
State of Mississippi GO, VRDN, 1.61%, 6/1/18, resets monthly off 67% of the 1-month LIBOR plus 0.33%	$3,000,000	$3,002,070
		28,232,003
Missouri — 1.2%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,318,335
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,675,303
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,874,327
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,259,060
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	654,864
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,102,500
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	898,952
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,236,499
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,509,023
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,392,661
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/25	3,270,000	3,692,320
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/26	3,130,000	3,556,556
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/20(4)	400,000	413,432
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22(4)	450,000	484,951
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24(4)	600,000	668,868
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26(4)	540,000	615,838
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28(4)	250,000	295,842
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29(4)	500,000	588,115
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31(4)	525,000	611,478
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33(4)	475,000	546,193
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,511,388
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,926,971
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	410,993
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,057,602
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	1,000,000	1,085,200
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,198,439
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,251,576
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	370,604
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	295,000	333,916
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	457,840

	Principal Amount	Value
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	$695,000	$801,293
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	995,000	1,165,991
Saint Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,039,660
		41,006,590
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,751,025
Central Plains Energy Project Rev., 5.00%, 9/1/31	2,000,000	2,352,840
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,515,002
		9,618,867
Nevada — 0.5%
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/30	750,000	852,090
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/32	735,000	830,668
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/34	765,000	858,108
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20, resets off the remarketing agent	1,500,000	1,483,080
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,378,304
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,261,241
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,989,074
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,446,136
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,063,413
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,997,642
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	978,742
		18,138,498
New Jersey — 5.6%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	110,898
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,330,050
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,110,700
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,553,813
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,683,010
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,410,759
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,452,750
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,424,300
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,735,900
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,437,580
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	6,849,720
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,083,370
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,781,365

	Principal Amount	Value
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	$1,000,000	$1,127,630
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,146,564
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,151,150
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,278,849
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	606,654
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	526,435
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,049,970
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	835,000	882,178
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,256,476
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,728,774
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,749,960
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,008,166
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,250,000	1,311,425
New Jersey Health Care Facilities Financing Authority Rev., (Saint Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,956,202
New Jersey Health Care Facilities Financing Authority Rev., (Saint Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,237,740
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,709,070
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,704,480
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,398,072
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,458,485
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,223,860
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,475,996
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,217,280
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,286,350
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,394,730
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,384,197
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,232,700
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	13,410,000	14,047,511
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	180,000	201,328

	Principal Amount	Value
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	$14,940,000	$16,710,241
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	5,925,244
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,864,111
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,127,695
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,559,373
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,807,641
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,458,670
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,447,600
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	3,500,000	4,006,135
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	2,505,000	2,855,800
		192,478,957
New Mexico — 0.5%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22, resets off the remarketing agent	3,000,000	2,953,020
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,003,300
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,048,020
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,840,589
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,155,810
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19, resets off the remarketing agent (SBBPA: Royal Bank of Canada)	5,000,000	5,168,450
		16,169,189
New York — 9.7%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	462,644
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	402,668
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	401,601
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	3,966,178
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,135,100
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,586,756
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,222,152
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,426,841
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	463,076
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,497,514
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,692,975
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	947,603
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,083,456
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,013,859

	Principal Amount	Value
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/25	$1,305,000	$1,448,811
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/26	1,375,000	1,532,548
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/27	1,440,000	1,614,283
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/37	2,000,000	2,211,620
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 4.00%, 11/1/47	1,500,000	1,482,045
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,588,250
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,761,629
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,906,140
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,831,165
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,144,706
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	1,295,000	1,431,066
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,660,250
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,255,164
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	10,360,000	11,848,421
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	980,064
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	5,739,457
Metropolitan Transportation Authority Rev., VRDN, 1.43%, 6/7/18, resets weekly off the MUNIPSA plus 0.37%	1,000,000	1,000,070
Metropolitan Transportation Authority Rev., VRDN, 1.51%, 6/7/18, resets weekly off the MUNIPSA plus 0.45%	7,000,000	6,986,490
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	123,762
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	103,058
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	935,986
New York City GO, 5.00%, 8/1/18	5,000,000	5,027,900
New York City GO, 5.00%, 8/1/18	5,000,000	5,027,900
New York City GO, 5.00%, 8/1/18	4,095,000	4,117,850
New York City GO, 5.00%, 8/1/19	4,555,000	4,729,775
New York City GO, 5.00%, 10/1/19	5,000,000	5,215,850
New York City GO, 5.00%, 8/1/22	7,565,000	8,462,814
New York City GO, 5.00%, 8/1/25	1,700,000	1,982,965
New York City GO, 5.00%, 8/1/25	13,605,000	16,016,350
New York City GO, 5.00%, 8/1/26	5,370,000	6,231,455
New York City GO, 5.00%, 8/1/36	4,600,000	5,131,944
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,044,320
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	5,836,800
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,275,900
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,593,500
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,474,302

	Principal Amount	Value
New York City Water & Sewer System Rev., 5.00%, 6/15/39	$5,070,000	$5,224,331
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,223,384
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,445,520
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	606,276
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	436,848
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,314,470
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,127,490
New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,321,200
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,049,194
New York State Dormitory Authority Rev., 5.00%, 2/15/39	235,000	239,867
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,034,350
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,500,228
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	824,704
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,143,241
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	979,848
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,896,556
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,461,226
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,363,000
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,651,212
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,746,900
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,448,200
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,365,000	1,387,836
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	886,542
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,125,737
State of New York GO, 5.00%, 2/15/39	2,000,000	2,042,820
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	507,655
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	796,948
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,081,990
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,182,093
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,652,950
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,081,850
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	808,549
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,381,904
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	3,966,851
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,113,360
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,053,270

	Principal Amount	Value
TSASC, Inc. Rev., 5.00%, 6/1/21	$2,000,000	$2,157,660
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,061,240
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,096,010
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,400,165
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,227,300
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,098,580
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,721,781
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,136,210
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,122,770
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,117,160
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,113,670
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	534,010
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	547,470
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,158,222
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,268,420
		333,926,101
North Carolina — 0.6%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,010,880
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,200,101
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,022,680
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,970,937
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26	905,000	944,377
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27	965,000	1,007,334
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,211,452
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,305,011
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,414,419
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	529,230
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	355,887
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	834,600
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	843,017
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	762,734
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	476,973
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	391,000
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	843,174
		21,123,806
Ohio — 2.2%
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,999,850
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,549,666
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,598,812

	Principal Amount	Value
Cleveland Rev., 5.00%, 5/15/23	$1,305,000	$1,470,813
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,793,317
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,686,066
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,217,620
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,352,760
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,715,100
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,865,021
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,733,260
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	833,685
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,438,000
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,315,317
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,499,820
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	565,415
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	417,797
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,629,090
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,917,563
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,489,388
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,216,440
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,782,352
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,948,048
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,943,838
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,835,515
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,629,292
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	405,000	426,890
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,157,113
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,218,369
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,326,932
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,408,448
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,484,351
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,707,438
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,000,000
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,811,750
		74,985,136
Oklahoma — 0.6%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,748,775
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,150,200
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,145,270
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,713,804

	Principal Amount	Value
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	$530,000	$596,308
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	796,684
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	1,833,824
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	857,505
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,222,800
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	276,008
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,850,614
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	563,385
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	669,912
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,112,320
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,384,643
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,113,790
		21,035,842
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	6,200,000	6,209,610
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 3.00%, 11/15/22	2,500,000	2,506,675
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	549,230
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	544,100
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	1,500,000	1,621,920
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,615,785
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	325,466
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,132,269
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	385,424
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	277,295
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	223,208
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	347,607
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	647,922
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	515,641
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	300,066
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	261,797
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	232,016
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	306,364

	Principal Amount	Value
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	$235,000	$270,565
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	229,636
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,336,384
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,112,864
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,983,191
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,067,860
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,631,835
State of Oregon GO, 5.00%, 8/1/21	750,000	821,167
State of Oregon GO, 5.00%, 8/1/22	700,000	784,266
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,533,938
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,162,910
		31,937,011
Pennsylvania — 7.7%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,294,366
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,104,660
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	629,298
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	418,140
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,096,230
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,766,684
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,512,675
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 2.70%, 6/7/18, resets weekly off the MUNIPSA plus 1.50%	2,500,000	2,550,625
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	860,258
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	460,956
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	259,793
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	206,502
Coatesville School District GO, 4.00%, 8/1/20	250,000	259,375
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,081,450
Coatesville School District GO, 5.00%, 8/1/22	875,000	964,862
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,135,120
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	2,866,100
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,287,380
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,287,380
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,552,320
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,626,235
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,701,906

	Principal Amount	Value
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	$1,465,000	$1,646,836
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,159,690
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,641,293
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	597,298
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	863,363
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	755,300
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,121,155
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,961,505
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,239,580
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,151,956
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,207,008
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,259,756
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,315,450
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,376,193
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 2.35%, 8/1/18, resets quarterly off 67% of the 3-month LIBOR plus 0.77%	5,000,000	4,599,700
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,490,000
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,238,080
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,791,400
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	1,250,000	1,392,612
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,109,990
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,307,556
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,244,210
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,135,350
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,032,957
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,106,900
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,427,664
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	754,488
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	596,918

	Principal Amount	Value
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRDN, 1.78%, 6/7/18, resets weekly off the MUNIPSA plus 0.72%	$10,000,000	$10,001,200
Northampton County General Purpose Authority Rev., (Saint Luke's Hospital Obligated Group), VRDN, 2.45%, 7/2/18, resets monthly off 70% of the 1-month LIBOR plus 1.04%(4)	3,000,000	3,007,500
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,677,444
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,460,602
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,653,039
Pennsylvania COP, 5.00%, 7/1/29	600,000	687,468
Pennsylvania COP, 5.00%, 7/1/30	750,000	857,325
Pennsylvania COP, 5.00%, 7/1/31	850,000	969,365
Pennsylvania COP, 5.00%, 7/1/35	450,000	506,061
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,073,231
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	6,891,306
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	13,688,941
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,755,300
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	3,950,000	4,155,518
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	533,882
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	804,636
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	782,791
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	862,860
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,096,370
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,093,680
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,363,750
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,707,632
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,040,220
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,102,390
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,118,398
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,140,590
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,194,465
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,618,350
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,859,660
Pennsylvania Turnpike Commission Rev., VRN, 1.88%, 6/7/18, resets weekly off the MUNIPSA plus 0.68%	3,945,000	3,946,460

	Principal Amount	Value
Philadelphia GO, 5.00%, 8/1/20	$2,500,000	$2,654,325
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,258,690
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,772,450
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,478,474
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,158,300
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,684,442
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,395,890
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,838,942
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,051,424
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	632,748
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,073,690
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	782,532
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,401,082
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,687,335
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,926,304
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	1,993,722
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,698,466
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,343,470
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,113,200
Pittsburgh Water & Sewer Authority Rev., VRDN, 1.98%, 6/1/18, resets monthly off 70% of the 1-month LIBOR plus 0.64% (AGM)	5,000,000	5,003,900
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,215,759
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	468,520
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,504,692
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,393,609
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,002,246
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,780,833
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,882,454
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,151,350
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,058,793
Reading School District GO, 5.00%, 3/1/21	425,000	455,774
Reading School District GO, 5.00%, 3/1/23	670,000	746,970
Reading School District GO, 5.00%, 3/1/28	1,025,000	1,191,829
Reading School District GO, 5.00%, 3/1/35	2,000,000	2,266,000
Reading School District GO, 5.00%, 3/1/37	1,500,000	1,693,410
Reading School District GO, 5.00%, 3/1/38	1,500,000	1,690,980
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	531,800
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,499,900
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,573,900
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,672,170
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,479,686
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	567,635

	Principal Amount	Value
School District of Philadelphia GO, 5.00%, 9/1/28	$475,000	$542,892
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,420,853
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,476,790
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	1,861,827
Scranton School District GO, 4.00%, 6/1/18	350,000	350,000
Scranton School District GO, 5.00%, 6/1/19	425,000	435,595
Scranton School District GO, 5.00%, 6/1/20	630,000	658,287
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,439,173
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,454,030
Scranton School District GO, 5.00%, 12/1/32	1,000,000	1,128,870
Scranton School District GO, 5.00%, 12/1/34	1,650,000	1,848,412
Scranton School District GO, 5.00%, 12/1/35	750,000	837,623
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,235,784
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	560,170
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	678,054
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	711,919
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,037,613
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	905,512
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	880,103
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,117,450
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	780,668
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	779,128
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,903,182
		267,918,588
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	1,928,581
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,107,654
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,300,860
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,146,970
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	518,639
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	572,000
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	568,540
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,504,655
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,253,480
		13,901,379

	Principal Amount	Value
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	$1,750,000	$1,996,330
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,356,269
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,092,200
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,782,800
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	281,503
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,312,365
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	519,431
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	642,900
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	899,596
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,135,912
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/19, Prerefunded at 100% of Par(2)	2,700,000	2,825,145
		22,844,451
Tennessee — 0.4%
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	313,728
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,091,506
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	543,405
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	408,724
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	704,080
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	446,756
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	432,551
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	546,573
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	545,253
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 5/1/23, resets off the remarketing agent	7,000,000	7,472,010
		12,504,586
Texas — 9.1%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,406,629
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,680,274
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,168,080
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,278,849
Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,157,130
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,151,700
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,437,558
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	500,000	524,170
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	804,038
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	858,888
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	711,295
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	722,501
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	833,655
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,689,000

	Principal Amount	Value
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	$800,000	$909,112
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	522,970
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	305,891
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	279,275
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,117,100
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,523,880
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,640,295
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	916,158
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,743,775
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,169,940
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,203,920
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,261,960
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,182,600
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,223,450
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,457,719
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,072,600
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,152,632
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	572,565
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,660,395
Dallas GO, 5.00%, 2/15/21	7,150,000	7,710,274
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,359,237
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent, Prerefunded at 100% of Par (PSF-GTD)(2)	155,000	171,897
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent (PSF-GTD)	9,845,000	10,840,428
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	729,850
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,426,900
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	803,363
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,837,815
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	547,790
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	447,516
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	734,481
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	152,189
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	248,251
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	417,356
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	321,494

	Principal Amount	Value
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	$400,000	$424,236
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	509,602
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	254,455
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	210,680
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,253,728
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	536,800
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	8,956,241
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,907,600
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,482,425
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,714,004
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,955,679
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,762,830
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,171,610
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,167,290
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,086,630
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,714,480
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,073,460
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,544,825
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,297,934
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	973,548
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	952,060
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	794,675
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	857,516
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,124,540
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	570,017
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,552,149
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,106,550
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	534,892
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,099,200
Houston Rev., 5.00%, 9/1/25	1,000,000	1,139,890
Houston Rev., 5.00%, 9/1/27	2,050,000	2,315,311
Houston Rev., 5.00%, 9/1/28	710,000	798,416
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,834,714
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,417,760
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,011,600
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,060,920
Houston Independent School District GO, VRDN, 1.70%, 6/1/18, resets off the remarketing agent (PSF-GTD)	14,050,000	14,050,000

	Principal Amount	Value
Houston Independent School District GO, VRDN, 2.40%, 6/1/18, resets off the remarketing agent (PSF-GTD)	$8,000,000	$8,080,880
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	531,110
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	275,680
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	490,000	549,290
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	286,183
Irving Hospital Authority Rev., VRDN, 2.16%, 6/7/18, resets weekly off the MUNIPSA plus 1.10%	1,750,000	1,749,965
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18, resets off the remarketing agent (PSF-GTD)	5,000,000	4,995,050
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,039,040
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,778,022
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,059,960
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,639,623
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,113,620
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,349,480
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/29	1,000,000	1,115,100
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/32	1,670,000	1,857,357
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/37	1,000,000	1,097,850
New Hope Cultural Education Facilities Finance Corp. Rev., 5.00%, 4/1/42	1,000,000	1,094,700
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	794,416
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	518,576
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	556,635
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 3.625%, 8/15/22(1)	400,000	396,680
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 4.25%, 8/15/27(1)	610,000	600,838
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	2,961,306
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,197,395
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,011,490
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,160,310
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,271,020
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,721,375
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,857,456
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,436,500
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,432,837
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,025,735
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,157,140

	Principal Amount	Value
North Texas Tollway Authority Rev., 5.00%, 1/1/40	$2,110,000	$2,300,406
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,517,038
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/18	785,000	785,000
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,030,110
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	1,000,000	1,057,280
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	847,588
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	671,637
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	969,065
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	974,504
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,206,636
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	515,224
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,338,323
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	783,832
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,323,823
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,916,602
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,140,420
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,612,907
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,739,281
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22, resets off the remarketing agent	4,000,000	3,948,280
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,075,860
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,287,880
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	6,000,000	7,023,660
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,529,343
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,683,660
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,741,008
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,146,670
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,567,215
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21, resets off the remarketing agent	2,000,000	2,119,400
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,491,094
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,706,067

	Principal Amount	Value
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	$720,000	$812,642
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,765,967
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,023,530
		314,671,683
Utah — 0.4%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,199,488
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,438,565
Saint George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,147,300
Saint George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,175,330
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,010,760
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	2,900,000	3,235,269
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(2)	1,220,000	1,361,044
		14,567,756
Vermont — 0.4%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	547,140
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	830,963
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,549,100
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	683,683
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,111,740
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	867,315
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,099,540
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	984,825
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	546,370
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,573,880
		12,794,556
Virginia — 0.4%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,512,025
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,433,680
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,923,708
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	697,774
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	732,296
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,136,770
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,134,910
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	787,017

	Principal Amount	Value
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	$3,000,000	$3,441,960
		14,800,140
Washington — 3.9%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18(2)	2,410,000	2,416,362
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18(2)	5,115,000	5,128,657
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18(2)	3,000,000	3,008,460
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,057,680
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,109,800
Seattle Municipal Light & Power Rev., VRDN, 1.88%, 6/7/18, resets weekly off the MUNIPSA plus 0.68%	14,250,000	14,256,982
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,142,200
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,798,071
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,684,960
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,175,820
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,448,250
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,294,162
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,513,960
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,579,100
State of Washington GO, 5.00%, 8/1/29	18,795,000	21,830,017
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,027,120
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,019,250
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.25%, 6/7/18, resets weekly off the MUNIPSA plus 1.05%	2,000,000	2,040,280
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.42%, 6/7/18, resets weekly off 67% of the 1-month LIBOR plus 1.10%	2,000,000	2,023,560
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,421,570
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,401,850
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,107,988
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,281,933
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,423,048
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,496,311
		134,687,391
Wisconsin — 1.1%
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,177,462
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,173,216
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	2,200,000	2,206,380
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,539,477
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,131,770

	Principal Amount	Value
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	$1,500,000	$1,718,475
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,797,862
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,066,608
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,678,399
State of Wisconsin GO, 5.00%, 11/1/22	5,000,000	5,623,100
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18(2)	750,000	752,003
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	4,819,554
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,016,920
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,741,422
		38,442,648
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $3,374,907,035)		3,425,226,386
OTHER ASSETS AND LIABILITIES — 1.0%		33,487,778
TOTAL NET ASSETS — 100.0%		$3,458,714,164

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $71,894,083, which represented 2.1% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

MAY 31, 2018
Assets
Investment securities, at value (cost of $3,374,907,035)	$3,425,226,386
Cash	725,405
Receivable for investments sold	6,690,797
Receivable for capital shares sold	5,442,784
Interest receivable	43,704,169
3,481,789,541

Liabilities
Payable for investments purchased	15,185,576
Payable for capital shares redeemed	6,161,016
Accrued management fees	986,677
Distribution and service fees payable	19,173
Dividends payable	722,935
23,075,377

Net Assets	$3,458,714,164

Net Assets Consist of:
Capital paid in	$3,416,924,282
Accumulated net realized loss	(8,529,469)
Net unrealized appreciation	50,319,351
$3,458,714,164

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,408,019,089	125,928,286	$11.18
I Class	$872,018,045	77,975,634	$11.18
Y Class	$1,126,860,986	100,815,137	$11.18
A Class	$39,378,645	3,521,431	$11.18*
C Class	$12,437,399	1,113,085	$11.17
*Maximum offering price $11.71 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

YEAR ENDED MAY 31, 2018
Investment Income (Loss)
Income:
Interest	$104,141,883

Expenses:
Management fees	11,585,813
Distribution and service fees:
A Class	129,072
C Class	136,896
Trustees' fees and expenses	201,772
Other expenses	536
12,054,089

Net investment income (loss)	92,087,794

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	4,122,414
Change in net unrealized appreciation (depreciation) on investments	(62,930,443)

Net realized and unrealized gain (loss)	(58,808,029)

Net Increase (Decrease) in Net Assets Resulting from Operations	$33,279,765

See Notes to Financial Statements.

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2018 AND MAY 31, 2017
Increase (Decrease) in Net Assets	May 31, 2018	May 31, 2017
Operations
Net investment income (loss)	$92,087,794	$85,834,083
Net realized gain (loss)	4,122,414	24,952,813
Change in net unrealized appreciation (depreciation)	(62,930,443)	(80,754,279)
Net increase (decrease) in net assets resulting from operations	33,279,765	30,032,617

Distributions to Shareholders
From net investment income:
Investor Class	(38,736,951)	(40,367,429)
I Class	(28,303,449)	(43,560,789)
Y Class	(23,597,196)	(20)
A Class	(1,226,845)	(1,645,252)
C Class	(223,353)	(250,638)
Decrease in net assets from distributions	(92,087,794)	(85,824,128)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	280,048,787	(50,529,843)

Net increase (decrease) in net assets	221,240,758	(106,321,354)

Net Assets
Beginning of period	3,237,473,406	3,343,794,760
End of period	$3,458,714,164	$3,237,473,406

See Notes to Financial Statements.

Notes to Financial Statements

MAY 31, 2018

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets —In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended May 31, 2018 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended May 31, 2018 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $66,725,000 and $47,055,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended May 31, 2018 were $1,498,728,531 and $1,192,466,808, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Year ended May 31, 2018		Year ended May 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	23,265,099	$262,848,833	36,871,008	$416,130,198
Issued in connection with reorganization (Note 8)	—	—	3,744,752	43,738,818
Issued in reinvestment of distributions	3,221,798	36,331,066	3,219,569	36,583,767
Redeemed	(37,650,968)	(425,499,025)	(47,248,458)	(532,989,315)
	(11,164,071)	(126,319,126)	(3,413,129)	(36,536,532)
I Class
Sold	49,839,919	564,438,126	49,794,983	562,550,332
Issued in connection with reorganization (Note 8)	—	—	148,019	1,728,195
Issued in reinvestment of distributions	1,941,003	21,915,301	3,305,519	37,564,200
Redeemed	(114,822,985)	(1,302,431,333)	(53,492,622)	(604,913,158)
	(63,042,063)	(716,077,906)	(244,101)	(3,070,431)
Y Class
Sold	113,056,803	1,280,916,214	445	5,000
Issued in reinvestment of distributions	2,091,258	23,526,908	2	20
Redeemed	(14,333,371)	(161,085,522)	—	—
	100,814,690	1,143,357,600	447	5,020
A Class
Sold	898,180	10,208,621	1,937,381	22,057,940
Issued in connection with reorganization (Note 8)	—	—	972,246	11,352,913
Issued in reinvestment of distributions	106,295	1,200,247	142,245	1,616,109
Redeemed	(2,683,884)	(30,417,909)	(3,925,447)	(44,469,361)
	(1,679,409)	(19,009,041)	(873,575)	(9,442,399)
C Class
Sold	85,273	964,193	127,445	1,458,947
Issued in connection with reorganization (Note 8)	—	—	189,036	2,205,976
Issued in reinvestment of distributions	17,023	191,851	17,998	204,230
Redeemed	(271,127)	(3,058,784)	(474,514)	(5,354,654)
	(168,831)	(1,902,740)	(140,035)	(1,485,501)
Net increase (decrease)	24,760,316	$280,048,787	(4,670,393)	$(50,529,843)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2018 and May 31, 2017 were as follows:

	2018	2017
Distributions Paid From
Exempt income	$92,087,794	$85,824,128
Long-term capital gains	—	—

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

Federal tax cost of investments	$3,374,907,035
Gross tax appreciation of investments	$73,422,831
Gross tax depreciation of investments	(23,103,480)
Net tax appreciation (depreciation) of investments	$50,319,351
Other book-to-tax adjustments	$(37,044)
Undistributed exempt income	—
Accumulated short-term capital losses	$(8,492,425)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. Other book-to-tax adjustments are attributable primarily to the tax deferral of losses on straddle positions.

Accumulated capital losses represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Reorganization

On June 14, 2016, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Long-Term Tax-Free-Fund, one fund in a series issued by the trust, were transferred to Intermediate-Term Tax-Free Bond Fund in exchange for shares of Intermediate-Term-Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on August 19, 2016.

The reorganization was accomplished by a tax-free exchange of shares. On August 19, 2016, Long-Term Tax-Free Fund exchanged its shares for shares of Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Long-Term Tax-Free Fund – Investor Class	3,777,089	Intermediate-Term Tax-Free Bond Fund – Investor Class	3,744,752
Long-Term Tax-Free Fund – Institutional Class	149,168	Intermediate-Term Tax-Free Bond Fund – I Class	148,019
Long-Term Tax-Free Fund – A Class	980,642	Intermediate-Term Tax-Free Bond Fund – A Class	972,246
Long-Term Tax-Free Fund – C Class	190,506	Intermediate-Term Tax-Free Bond Fund – C Class	189,036

The net assets of Long-Term Tax-Free Fund and Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $59,025,902 and $3,371,464,578, respectively. Long-Term Tax-Free Fund's unrealized appreciation of $2,385,991 was combined with that of Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $3,430,490,480.

Assuming the reorganization had been completed on June 1, 2016, the beginning of the annual reporting period, the pro forma results of operations for the year ended May 31, 2017 are as follows:

Net investment income (loss)	$86,138,228
Net realized and unrealized gain (loss)	(55,311,614)
Net increase (decrease) in net assets resulting from operations	$30,826,614

Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of Long-Term Tax-Free Fund that have been included in the fund’s Statement of Operations since August 19, 2016.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2018	$11.37	0.30	(0.19)	0.11	(0.30)	—	(0.30)	$11.18	0.95%	0.47%	2.63%	36%	$1,408,019
2017	$11.56	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	—	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	—	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	2.61%	41%	$1,753,597
I Class
2018	$11.38	0.32	(0.20)	0.12	(0.32)	—	(0.32)	$11.18	1.07%	0.27%	2.83%	36%	$872,018
2017	$11.56	0.31	(0.18)	0.13	(0.31)	—	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	—	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	—	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	2.81%	41%	$1,511,995
Y Class
2018	$11.37	0.32	(0.19)	0.13	(0.32)	—	(0.32)	$11.18	1.19%	0.24%	2.86%	36%	$1,126,861
2017(3)	$11.23	0.04	0.14	0.18	(0.04)	—	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(5)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2018	$11.38	0.27	(0.20)	0.07	(0.27)	—	(0.27)	$11.18	0.61%	0.72%	2.38%	36%	$39,379
2017	$11.56	0.26	(0.18)	0.08	(0.26)	—	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	—	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	—	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	2.36%	41%	$43,283
C Class
2018	$11.37	0.18	(0.20)	(0.02)	(0.18)	—	(0.18)	$11.17	(0.14)%	1.47%	1.63%	36%	$12,437
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	—	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	—	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.61%	41%	$17,912

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	April 10, 2017 (commencement of sale) through May 31, 2017.

(4)	Annualized.

(5)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Intermediate-Term Tax-Free Bond Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Intermediate-Term Tax-Free Bond Fund (one of three funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 20, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	47	None

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	115	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $92,154,237 as exempt interest dividends for the fiscal year ended May 31, 2018.

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92645 1807

Annual Report

May 31, 2018

Tax-Free Money Market Fund
Investor Class (BNTXX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this annual report for the 12 months ended May 31, 2018. Annual reports help convey important information about fund returns, including market factors that affected performance during the reporting period. For additional, updated investment and market insights, we encourage you to visit our website, americancentury.com.

Tax Reform, Rising Rates Muted Municipal Bond Returns

The 12-month period began on an upbeat note for municipal bond (muni) investors. But challenges quickly emerged, as a modest increase in inflation and hawkish comments from the Federal Reserve (the Fed) drove Treasury yields—and subsequently, muni yields—higher. Additionally, tax reform gained momentum, leading to uncertainty regarding the future tax status of munis. The supply of munis surged as issuers rushed to market ahead of anticipated year-end tax law changes. However, that supply met with tepid demand from investors awaiting details of the final tax legislation. Ultimately, the tax-reform bill Congress passed in late 2017 left most segments of the muni market unchanged, and munis generally bounced back in December.

A sharp surge in volatility created new challenges beginning in early 2018. Robust wage growth and other favorable economic news coupled with rising inflation expectations helped push interest rates higher and led to speculation that the Fed would ramp up its rate-hike campaign. In addition, the U.S. announced a series of tariffs that fueled fears of a global trade war, adding to the uncertain climate. Volatility eased somewhat by the end of the reporting period, as political instability in Italy sparked a flight to quality, pushing Treasury yields lower. Meanwhile, a slowdown in muni issuance combined with healthy demand aided muni returns. For the 12-month period overall, the gains outweighed the losses, and munis generally delivered modestly positive returns. Performance among high-yield munis was generally better, bolstered by investor demand for yield.

With U.S. economic growth improving, inflationary pressures mounting, Treasury yields rising, and volatility resurfacing, investors likely will face new opportunities and challenges in the months ahead. We believe this scenario warrants a disciplined, diversified, and risk-aware approach, using professionally managed portfolios in pursuit of investment goals. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Performance

Total Returns as of May 31, 2018
			Average Annual Returns
	Ticker Symbol	1 year	5 years	10 years	Inception Date
Investor Class	BNTXX	0.69%	0.21%	0.28%	7/31/84

Fund returns would have been lower if a portion of the fees had not been waived.

Total Annual Fund Operating Expenses
Investor Class	0.50%
The total annual fund operating expenses shown is as stated in the fund’s prospectus current as of the date of this report. The prospectus may vary from the expense ratio shown elsewhere in this report because it is based on a different time period, includes acquired fund fees and expenses, and, if applicable, does not include fee waivers or expense reimbursements.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Total returns for periods less than one year are not annualized. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com. For additional information about the fund, please consult the prospectus.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

3

Fund Characteristics

MAY 31, 2018
Yields
7-Day Current Yield	0.76%
7-Day Effective Yield	0.76%

Portfolio at a Glance
Weighted Average Maturity	9 days
Weighted Average Life	10 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	98%
31-90 days	—
91-180 days	2%
More than 180 days	—

4

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from December 1, 2017 to May 31, 2018.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

5

	Beginning Account Value 12/1/17	Ending Account Value 5/31/18	Expenses Paid During Period(1) 12/1/17 - 5/31/18	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,004.60	$2.50	0.50%
Hypothetical
Investor Class	$1,000	$1,022.44	$2.52	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 182, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

6

Schedule of Investments

MAY 31, 2018

	Principal Amount	Value
MUNICIPAL SECURITIES — 98.8%
Alabama — 1.3%
Tuscaloosa County Industrial Development Authority Rev., (Hunt Refining Co.), VRDN, 1.07%, 6/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)(1)	$1,800,000	$1,800,000
Arizona — 3.3%
Salt River Pima-Maricopa Indian Community Rev., VRDN, 1.07%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	4,500,000	4,500,000
California — 11.6%
Metropolitan Water District of Southern California Rev., VRN, 1.11%, 6/7/18, resets weekly off the MUNIPSA plus 0.50%	5,500,000	5,500,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.16%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.21%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.56%, 6/7/18, resets weekly off the remarketing agent (LOC: BNP Paribas)	6,595,000	6,595,000
		16,095,000
Colorado — 1.1%
Lafayette Exempla Improvement District Special Assessment, VRDN, 1.13%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,575,000	1,575,000
District of Columbia — 2.3%
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
Florida — 2.0%
County of Palm Beach Rev., (Henry Morrison Flagler Museum), VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,975,000	1,975,000
Hillsborough County Industrial Development Authority Rev., (Independent Day School of Tampa), VRDN, 1.19%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	800,000	800,000
		2,775,000
Georgia — 2.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.21%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.07%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,340,000	1,340,000
		2,940,000
Illinois — 18.2%
Du Page County Rev., (Morton Arboretum), VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,800,000	1,800,000
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.23%, 6/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	925,000	925,000

7

	Principal Amount	Value
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.14%, 6/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	$705,000	$705,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.10%, 6/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,000,000	2,000,000
Illinois Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.56%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	3,950,000	3,950,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.10%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.45%, 6/7/18, resets weekly off the remarketing agent (LOC: First National Bank and FHLB)	1,630,000	1,630,000
RBC Municipal Products, Inc. Trust GO, VRN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	6,000,000	6,000,000
RBC Municipal Products, Inc. Trust Rev., VRN, 1.09%, 6/7/18, resets weekly off the remarketing agent (AGM)(LIQ FAC: Royal Bank of Canada)(GA: Royal Bank of Canada)(1)	2,770,000	2,770,000
University of Illinois Rev., VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,805,000	1,805,000
Village of McCook Rev., (Illinois Saint Andrew Society), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Northern Trust Company)	800,000	800,000
		25,125,000
Indiana — 0.8%
Indiana Finance Authority Rev., (Franciscan Alliance, Inc. Obligated Group), VRDN, 1.07%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of New York Mellon)	1,140,000	1,140,000
Louisiana — 2.5%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.13%, 6/7/18, resets weekly off the remarketing agent (LOC: Community Bank and FHLB)	3,510,000	3,510,000
Maryland — 0.7%
Maryland Health & Higher Educational Facilities Authority Rev., (Shannon House/Gaudenzia/Gaudenzia Foundation Obligated Group), VRDN, 1.19%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	935,000	935,000
Massachusetts — 0.1%
Massachusetts Industrial Finance Agency Rev., VRDN, 1.23%, 6/1/18, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	120,000	120,000
Minnesota — 4.0%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 1.20%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	145,000	145,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.18%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	5,335,000	5,334,957
		5,479,957
Nevada — 2.8%
Nevada Housing Division Rev., (L'Octaine LP), VRDN, 1.12%, 6/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	900,000	900,000
Nevada Housing Division Rev., (Vintage at Laughlin LLC), VRDN, 1.12%, 6/7/18, resets weekly off the remarketing agent (LOC: East West Bank)(SBBPA: FHLB)	940,000	940,000

8

	Principal Amount	Value
Nevada Housing Division Rev., (Vista Creek Apartments LLC), VRDN, 1.15%, 6/7/18, resets weekly off the remarketing agent (LOC: East West Bank and FHLB)	$2,100,000	$2,100,000
		3,940,000
New Jersey — 2.2%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LOC: Barclays Bank plc)(LIQ FAC: Barclays Bank plc)(1)	3,000,000	3,000,000
New Mexico — 0.1%
Albuquerque Rev., (CVI Laser LLC), VRDN, 1.20%, 6/1/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (Acquired 1/29/15, Cost $100,000)(2)	100,000	100,000
New York — 10.5%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.14%, 6/7/18, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	6,235,000	6,235,000
New York City Housing Development Corp. Rev., (Bathgate Avenue Associates LLP), VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,000,000	3,000,000
North Amityville Fire Co, Inc. Rev., VRDN, 1.22%, 6/7/18, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,015,000	2,015,000
Suffolk County Industrial Development Agency Rev., (Wilbar International, Inc.), VRDN, 1.33%, 6/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	210,000	210,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		14,460,000
North Carolina — 3.4%
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 1.13%, 6/7/18, resets weekly off the remarketing agent (LOC: Branch Banking & Trust)	3,485,000	3,485,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 1.07%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	975,000	975,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	275,000	275,000
		4,735,000
Ohio — 1.1%
Lorain County Port Authority Rev., (Saint Ignatius High School of Cleveland), VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	1,505,000	1,505,000
Oklahoma — 1.3%
Tulsa County Home Finance Authority Rev., (Waterford Partnership), VRDN, 1.03%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	1,770,000	1,770,000
Oregon — 1.4%
Oregon State Facilities Authority Rev., (PeaceHealth), VRDN, 1.07%, 6/7/18, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Pennsylvania — 3.5%
Derry Township Industrial & Commercial Development Authority Rev., VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	1,715,000	1,715,000
Lancaster Industrial Development Authority Rev., (Willow Valley Communities), VRDN, 1.06%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	1,400,000	1,400,000

9

	Principal Amount	Value
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 1.20%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	$400,000	$400,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.14%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 1.15%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	400,000	400,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 1.15%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 1.14%, 6/7/18, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	550,000	550,000
		4,865,000
South Carolina — 0.4%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	500,000	500,000
Tennessee — 0.4%
Montgomery County Public Building Authority Rev., VRDN, 1.13%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (Acquired 4/12/17, Cost $535,000)(2)	535,000	535,000
Texas — 10.3%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,915,000	3,915,000
Harris County Health Facilities Development Corp. Rev., (Houston Methodist Hospital Obligated Group), VRDN, 0.92%, 6/1/18, resets daily off the remarketing agent	2,300,000	2,300,000
Harris County Hospital District Rev., VRDN, 1.08%, 6/7/18, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,055,000	2,055,000
Mission Economic Development Corp. Rev., VRDN, 1.25%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,540,000	1,540,000
San Antonio Airport System Rev., (Cessna Aircraft Co.), VRDN, 1.10%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.) (Acquired 2/26/18, Cost $1,400,000)(2)	1,400,000	1,400,000
State of Texas Rev., 4.00%, 8/30/18	3,000,000	3,022,574
		14,232,574
Washington — 10.7%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.30%, 6/7/18, resets weekly off the remarketing agent (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington Economic Development Finance Authority Rev., (Recology CleanScapes, Inc.), VRDN, 1.11%, 6/7/18, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,600,000	2,600,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 1.20%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,145,000	1,145,000
Washington State Housing Finance Commission Rev., (Panorama), VRDN, 1.30%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	5,500,000	5,500,000

10

	Principal Amount	Value
Washington State Housing Finance Commission Rev., (Vintage at Mount Vernon), VRDN, 1.09%, 6/7/18, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	$4,000,000	$4,000,000
		14,745,000
Wisconsin — 0.7%
Appleton Rev., (Great Northern Corp.), VRDN, 1.16%, 6/7/18, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
TOTAL INVESTMENT SECURITIES — 98.8%		136,582,531
OTHER ASSETS AND LIABILITIES — 1.2%		1,664,097
TOTAL NET ASSETS — 100.0%		$138,246,628

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $22,170,000, which represented 16.0% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $2,035,000, which represented 1.5% of total net assets.

See Notes to Financial Statements.

11

Statement of Assets and Liabilities

MAY 31, 2018
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$136,582,531
Cash	811,337
Receivable for investments sold	550,000
Receivable for capital shares sold	153,609
Interest receivable	261,625
138,359,102

Liabilities
Payable for capital shares redeemed	54,875
Accrued management fees	56,910
Dividends payable	689
112,474

Net Assets	$138,246,628

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	138,254,849

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$138,235,018
Undistributed net realized gain	11,610
$138,246,628

See Notes to Financial Statements.

12

Statement of Operations

YEAR ENDED MAY 31, 2018
Investment Income (Loss)
Income:
Interest	$1,629,984

Expenses:
Management fees	674,700
Trustees' fees and expenses	8,297
Other expenses	434
683,431

Net investment income (loss)	946,553

Net realized gain (loss) on investment transactions	11,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$958,163

See Notes to Financial Statements.

13

Statement of Changes in Net Assets

YEARS ENDED MAY 31, 2018 AND MAY 31, 2017
Increase (Decrease) in Net Assets	May 31, 2018	May 31, 2017
Operations
Net investment income (loss)	$946,553	$377,780
Net realized gain (loss)	11,610	—
Net increase (decrease) in net assets resulting from operations	958,163	377,780

Distributions to Shareholders
From net investment income	(946,553)	(377,780)
From net realized gains	—	(6,263)
Decrease in net assets from distributions	(946,553)	(384,043)

Capital Share Transactions
Proceeds from shares sold	68,056,635	69,150,940
Proceeds from reinvestment of distributions	936,350	378,688
Payments for shares redeemed	(68,148,167)	(85,818,930)
Net increase (decrease) in net assets from capital share transactions	844,818	(16,289,302)

Net increase (decrease) in net assets	856,428	(16,295,565)

Net Assets
Beginning of period	137,390,200	153,685,765
End of period	$138,246,628	$137,390,200

Transactions in Shares of the Fund
Sold	68,056,635	69,150,940
Issued in reinvestment of distributions	936,350	378,688
Redeemed	(68,148,167)	(85,818,930)
Net increase (decrease) in shares of the fund	844,818	(16,289,302)

See Notes to Financial Statements.

14

Notes to Financial Statements

MAY 31, 2018

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended May 31, 2018 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $4,700,000 and $18,460,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The tax character of distributions paid during the years ended May 31, 2018 and May 31, 2017 were as follows:

	2018	2017
Distributions Paid From
Exempt income	$946,553	$378,381
Taxable ordinary income	—	$4,477
Long-term capital gains	—	$1,185

16

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of May 31, 2018, the fund had undistributed ordinary income and accumulated long-term gains for federal tax income purposes of $29 and $11,581, respectively.

6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

17

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2018	$1.00	0.01	—(2)	0.01	(0.01)	—	(0.01)	$1.00	0.69%	0.50%	0.50%	0.69%	0.69%	$138,247
2017	$1.00	—(2)	—	—(2)	—(2)	—(2)	—(2)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(2)	—(2)	—(2)	—(2)	—	—(2)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314
2014	$1.00	—(2)	—(2)	—(2)	—(2)	—(2)	—(2)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Per-share amount was less than $0.005.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Century Municipal Trust and Shareholders of Tax-Free Money Market Fund:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Tax-Free Money Market Fund (one of three funds constituting American Century Municipal Trust, referred to hereafter as the “Fund”) as of May 31, 2018, the related statement of operations for the year ended May 31, 2018, the statement of changes in net assets for each of the two years in the period ended May 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2018 (collectively referred to as the “financial statements”).In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2018 and the financial highlights for each of the five years in the period ended May 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Kansas City, Missouri
July 20, 2018

We have served as the auditor of one or more investment companies in American Century Investments since 1997.

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Management

Board of Trustees

The individuals listed below serve as trustees of the funds. Each trustee will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for trustees who are not “interested persons,” as that term is defined in the Investment Company Act (independent trustees). Independent trustees shall retire on December 31 of the year in which they reach their 75th birthday; provided, however, that on or after January 1, 2022, independent trustees shall retire on December 31 of the year in which they reach their 76th birthday.
Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other trustees (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The trustees serve in this capacity for eight (in the case of Jonathan S. Thomas, 16; and Ronald J. Gilson, 9) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the trustees. The mailing address for each trustee other than Mr. Thomas is 1665 Charleston Road, Mountain View, California 94043. The mailing address for Mr. Thomas is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Tanya S. Beder (1955)	Trustee	Since 2011	Chairman and CEO, SBCC Group Inc. (independent advisory services) (2006 to present)	45	CYS Investments, Inc.; Nabors Industries Ltd.
Jeremy I. Bulow (1954)	Trustee	Since 2011	Professor of Economics, Stanford University, Graduate School of Business (1979 to present)	45	None
Anne Casscells (1958)	Trustee	Since 2016	Co-Chief Executive Officer and Chief Investment Officer, Aetos Alternatives Management (investment advisory firm) (2001 to present); Lecturer in Accounting, Stanford University, Graduate School of Business (2009 to present)	45	None
Ronald J. Gilson (1946)	Trustee and Chairman of the Board	Since 1995 (Chairman since 2005)	Charles J. Meyers Professor of Law and Business, Emeritus, Stanford Law School (1979 to 2016); Marc and Eva Stern Professor of Law and Business, Columbia University School of Law (1992 to present)	47	None

20

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Trustee	Other Directorships Held During Past 5 Years
Independent Trustees
Frederick L. A. Grauer (1946)	Trustee	Since 2008	Senior Advisor, iShares by BlackRock, Inc. (investment management firm) (2010 to 2011, 2013 to 2015); Senior Advisor, Course Hero (an educational technology company) (2015 to present)	45	None
Jonathan D. Levin (1972)	Trustee	Since 2016	Philip H. Knight Professor and Dean, Graduate School of Business, Stanford University (2016 to present); Professor, Stanford University, (2000 to present); Chair, Department of Economics, Stanford University (2011 to 2014)	45	None
Peter F. Pervere (1947)	Trustee	Since 2007	Retired	45	None
John B. Shoven (1947)	Trustee	Since 2002	Charles R. Schwab Professor of Economics, Stanford University (1973 to present)	45	Cadence Design Systems; Exponent; Financial Engines
Interested Trustee
Jonathan S. Thomas (1963)	Trustee and President	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	115	BioMed Valley Discoveries, Inc.
The Statement of Additional Information has additional information about the fund's trustees and is available without charge, upon request, by calling 1-800-345-2021.

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Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 (in the case of Robert J. Leach, 15) investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Trustee and President since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds, (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present); Vice President, Client Interactions and Marketing, ACIS (2013 to 2014). Also serves as Vice President, ACIS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (1994 to present); Vice President, ACC (2005 to present); General Counsel, ACC (2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Senior Vice President, ACS (2017 to present); Vice President, ACS (2000 to 2017)
Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

22

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding, unless you elect not to have withholding apply*. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don’t want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. For systematic withdrawals, your withholding election will remain in effect until revoked or changed by filing a new election. You have the right to revoke your election at any time and change your withholding percentage for future distributions.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld (or as otherwise required by state law). State taxes will be withheld from your distribution in accordance with the respective state rules.

*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

23

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates $945,864 as exempt interest dividends for the fiscal year ended May 31, 2018.

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-92646 1807

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)	No response required.

(c)	None.

(d)	None.

(e)	Not applicable.

(f)
The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)	The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	Tanya S. Beder, Anne Casscells, Peter F. Pervere and Ronald J. Gilson are the registrant's designated audit committee financial experts. They are "independent" as defined in Item 3 of Form N-CSR.

(a)(3)	Not applicable.

(b)	No response required.

(c)	No response required.

(d)	No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2017:    $95,704
FY 2018:    $89,974

(b)	Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2017:$0 FY 2018:$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:$0 FY 2018:$0

(c)	Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2017:    $0
FY 2018:    $0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:    $0
FY 2018:    $0

(d)	All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2017:$0 FY 2018:$0
Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2017:$0 FY 2018:$0

(e)(1)
In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)
All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)
The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2017:    $132,646
FY 2018:    $182,303

(h)
The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1)
Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	July 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	July 26, 2018

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	July 26, 2018